FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005
FIMS-148

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A MEMBER OF THE
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Vertically reading from bottom to top in the center of the page the
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First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Fund
Florida Fund
Georgia Fund
Maryland Fund
Massachusetts Fund
New Jersey Fund
North Carolina Fund
Pennsylvania Fund
Virginia Fund


ANNUAL
REPORT

DECEMBER 31, 1997


Portfolio Manager's Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

Dear Investor:

1997 was a very good year for the U.S. economy and financial markets. The economy grew at an annual pace of 3.8%, with the unemployment rate falling to its lowest level since the 1970's. Despite faster economic growth, inflation, as measured by the Consumer Price Index, rose less than 2%, its smallest increase in over ten years. Reflecting the strong economy, the Federal budget deficit declined substantially and had almost been eliminated by year-end. Against this backdrop, the Federal Reserve held monetary policy steady after one small increase in the benchmark Federal funds rate in March.

Although both the U.S. bond and stock markets suffered setbacks at times during the year, the combination of moderate growth and low inflation ultimately provided a rewarding environment for investors. Long-term bond yields fell to their lowest level in two years, while the broad stock market indices recorded their third consecutive year of substantial gains. While many overseas markets were buffeted by the economic crisis in Southeast Asia, U.S. markets remained relatively stable or -- in the case of the bond market -- benefited from a "flight to safety" as investors sought the security of the world's largest and most efficient financial markets.

Long-term municipal bond yields ended 1997 near their lowest level since the mid-1970's. Most of the decline in yields occurred during the second half of the year as the bond market benefited from low inflation in the U.S. and instability in Southeast Asia. Low yields spurred issuance of $220 billion of municipal bonds during 1997, the third largest volume of supply in the market's history. This supply kept municipal bond yields higher than they might have been otherwise. As a result, municipal bonds ended the year somewhat cheap relative to taxable bonds, laying the groundwork for strong performance in 1998.

For 1997, the First Investors New York Insured Tax Free Fund and the nine Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and Class B shares, respectively: New York 7.8% and 7.2%, Connecticut 8.8% and 8.0%, Florida 9.2% and 8.4%, Georgia 10.0% and 9.1%, Maryland 9.6% and 8.8%, Massachusetts 8.3% and 7.4%, New Jersey 8.4% and 7.6%, North Carolina 9.6% and 8.7%, Pennsylvania 9.1% and 8.2%, and Virginia 9.0% and 8.2%. According to Lipper Analytical Services, Inc., the total returns on the Class A shares of seven of the Funds exceeded the average return of their respective mutual fund peer group as follows:
New York .10%, Connecticut .25%, Georgia .83%, Maryland 1.04%, North Carolina .70%, Pennsylvania .34% and Virginia .05%. The total returns on the Class A shares of three of the Funds were below the average return of their respective mutual fund peer group as follows: Florida
 .04%, Massachusetts .37%, and New Jersey .07%.

The generally good performance of these Funds during 1997 is attributable to two factors. First, a substantial percentage of each of the Fund's assets was invested in noncallable bonds. Most municipal bonds are callable which means that issuers can buy -- or call -- bonds from investors if interest rates fall. This limits the price appreciation of callable bonds when interest rates fall as they did in 1997. In contrast, noncallable bonds have unlimited potential to increase in price. Our holdings of noncallable bonds contributed significantly to the Funds' total returns. The one exception to the success of this strategy was the Massachusetts Fund where its holdings of noncallable bonds failed to compensate for the Fund's relatively short duration. Second, except for a period in the Spring, the Funds remained substantially fully invested. This allowed the Funds to earn the highest amount of income possible and provided the best opportunity to benefit on a total return basis from falling interest rates.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 50 basis point (or .5%) increase in yield on a twenty-year municipal bond results in roughly a 6% decrease in that bond's price. In each of the last five years, twenty-year municipal bond yields have fluctuated by more than 50 basis points. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Following 1997's strong performance, the outlook for U.S. financial markets continues to be positive, although uncertainties do exist. In particular, we believe that the economic problems in Southeast Asia will slow growth in the U.S. However, it is unclear to what extent growth will be slowed and, consequently, what the ultimate impact will be on the financial markets. On a positive note, Southeast Asia's problems should result in lower inflation worldwide. Uncertainty often leads to volatile markets. During such times, investors are generally best served by focusing on long-term objectives and maintaining a disciplined approach to investing.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 30, 1998





Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.


The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

              NEW YORK       LEHMAN BROTHERS
              INSURED           MUNICIPAL
           TAX FREE FUND       BOND INDEX
JAN 1988       9,375             10,000
DEC 1988      10,328             11,016
DEC 1989      11,293             12,203
DEC 1990      11,966             13,093
DEC 1991      13,270             14,683
DEC 1992      14,424             15,978
DEC 1993      15,841             17,939
DEC 1994      15,044             17,012
DEC 1995      17,369             20,004
DEC 1996      17,881             20,854
DEC 1997      19,279             22,771

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             7.82%                      1.07%
  Five Years           5.97%                      4.62%
  Ten Years            7.48%                      6.79%
  S.E.C. 30-Day Yield                    3.32%
Class B Shares
  One Year             7.16%                      3.16%*
  Since Inception
    (1/12/95)          7.64%                      6.76%*
  S.E.C. 30-Day Yield                     2.85%

  The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.03%, 4.61% and 6.78%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.27%. The Class B "S.E.C. Standardized" Average Annual Total return for One Year and Since Inception would have been 3.12% and 6.75%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.80%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                           As of December 31, 1997

                              LEHMAN BROTHERS
               CONNECTICUT       MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,395           10,431
DEC 1991         10,345           11,698
DEC 1992         11,306           12,730
DEC 1993         12,900           14,292
DEC 1994         12,030           13,553
DEC 1995         14,097           15,918
DEC 1996         14,573           16,595
DEC 1997         15,851           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.77%                      1.95%
  Five Years           6.99%                      5.63%
  Since Inception
    (10/8/90)          7.52%                      6.57%
  S.E.C. 30-Day Yield                   3.94%
Class B Shares
  One Year             7.95%                      3.95%*
  Since Inception
    (1/12/95)          8.56%                      7.70%*
  S.E.C. 30-Day Yield                   3.42%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.57%, 5.19% and 5.92%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.61%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.59% and 7.21%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.07%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- FLORIDA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                 FLORIDA         MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,345           10,431
DEC 1991         10,442           11,698
DEC 1992         11,526           12,730
DEC 1993         13,161           14,292
DEC 1994         12,451           13,553
DEC 1995         14,788           15,918
DEC 1996         15,282           16,595
DEC 1997         16,685           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.18%                      2.38%
  Five Years           7.68%                      6.30%
  Since Inception
    (10/5/90)          8.28%                      7.32%
  S.E.C. 30-Day Yield                  3.76%
Class B Shares
  One Year             8.38%                      4.38%*
  Since Inception
    (1/12/95)          9.27%                      8.41%*
  S.E.C. 30-Day Yield                  3.23%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 10/5/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.06%, 5.77% and 6.63%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.47%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.02% and 7.92%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.91%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- GEORGIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                 GEORGIA         MUNICIPAL
                  FUND          BOND INDEX
MAY 1992          9,375           10,000
DEC 1992          9,803           10,753
DEC 1993         11,289           12,073
DEC 1994         10,760           11,449
DEC 1995         12,740           13,447
DEC 1996         13,242           14,018
DEC 1997         14,565           15,306

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year            10.00%                      3.09%
  Five Years           8.24%*                     6.85%
  Since Inception
    (5/1/92)           8.07%                      6.86%
  S.E.C. 30-Day Yield                    4.33%
Class B Shares
  One Year             9.07%                      5.07%*
  Since Inception
    (1/12/95)          9.48%                      8.62%*
  S.E.C. 30-Day Yield                    3.84%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.05%, 5.59% and 5.38%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.34%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.99% and 7.24%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.79%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- MARYLAND FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                MARYLAND         MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,555           10,431
DEC 1991         10,374           11,698
DEC 1992         11,346           12,730
DEC 1993         13,005           14,292
DEC 1994         12,277           13,553
DEC 1995         14,426           15,918
DEC 1996         14,905           16,595
DEC 1997         16,335           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.59%                      2.73%
  Five Years           7.56%                      6.18%
  Since Inception
    (10/8/90)          7.97%                      7.02%
  S.E.C. 30-Day Yield                    4.29%
Class B Shares
  One Year             8.81%                      4.81%*
  Since Inception
   (1/12/95)           8.99%                      8.13%*
  S.E.C. 30-Day Yield                    3.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.98%, 5.34% and 5.94%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.58%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.03% and 6.80%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.04%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
              MASSACHUSETTS      MUNICIPAL
                  FUND          BOND INDEX
JAN 1988          9,375           10,000
DEC 1988         10,629           11,016
DEC 1989         11,727           12,203
DEC 1990         12,561           13,093
DEC 1991         13,986           14,683
DEC 1992         15.356           15,978
DEC 1993         17,188           17,939
DEC 1994         16,281           17,012
DEC 1995         19,060           20,004
DEC 1996         19,629           20,854
DEC 1997         21,252           22,771

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.27%                      1.54%
  Five Years           6.71%                      5.35%
  Ten Years            8.53%                      7.83%
  S.E.C. 30-Day Yield                    3.86%
Class B Shares
  One Year             7.41%                      3.41%*
  Since Inception
   (1/12/95)           8.24%                      7.37%*
  S.E.C. 30-Day Yield                    3.33%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.20%, 5.01% and 7.20%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.52%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.05% and 7.02%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.97%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                NEW JERSEY       MUNICIPAL
                  FUND          BOND INDEX
SEP 1988          9,375           10,000
DEC 1988          9,545           10,370
DEC 1989         10,540           11,488
DEC 1990         11,327           12,326
DEC 1991         12,608           13,823
DEC 1992         13,831           15,041
DEC 1993         15,641           16,888
DEC 1994         14,704           16,015
DEC 1995         17,131           18,810
DEC 1996         17,660           19,609
DEC 1997         19,136           21,411

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.36%                      1.56%
  Five Years           6.71%                      5.35%
  Since Inception
    (9/13/88)          7.97%                      7.23%
  S.E.C. 30-Day Yield                    3.95%
Class B Shares
  One Year             7.56%                      3.56%*
  Since Inception
    (1/12/95)          8.04%                      7.17%*
  S.E.C. 30-Day Yield                    3.42%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 9/13/88 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.40%, 5.12% and 6.79%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.81%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.40% and 6.96%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.27%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
             NORTH CAROLINA      MUNICIPAL
                  FUND          BOND INDEX
MAY 1992          9,375           10,000
DEC 1992          9,769           10,753
DEC 1993         11,135           12,073
DEC 1994         10,417           11,449
DEC 1995         12,367           13,447
DEC 1996         12,821           14,018
DEC 1997         14,046           15,306

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.56%                      2.70%
  Five Years           7.53%                      6.15%
  Since Inception
    (5/4/92)           7.38%                      6.17%
  S.E.C. 30-Day Yield                    4.28%
Class B Shares
  One Year              8.71%                     4.71%*
  Since Inception
    (1/12/95)           9.36%                      8.50%*
  S.E.C. 30-Day Yield                    3.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.80%, 5.03% and 4.95%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.44%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.78% and 7.37%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.89%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
               PENNSYLVANIA      MUNICIPAL
                  FUND          BOND INDEX
APR 1990          9,375           10,000
DEC 1990          9,830           10,759
DEC 1991         10,861           12,066
DEC 1992         11,885           13,129
DEC 1993         13,583           14,741
DEC 1994         12,726           13,979
DEC 1995         15,054           16,418
DEC 1996         15,564           17,116
DEC 1997         16,987           18,689

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.14%                      2.33%
  Five Years           7.40%                      6.02%
  Since Inception
    (4/30/90)          8.04%                      7.15%
  S.E.C. 30-Day Yield                    3.97%
Class B Shares
  One Year             8.23%                      4.23%*
  Since Inception
    (1/12/95)          9.06%                      8.20%*
  S.E.C. 30-Day Yield                    3.44%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.07%, 5.66% and 6.64%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.73%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.97% and 7.85%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.19%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                VIRGINIA         MUNICIPAL
                  FUND          BOND INDEX
APR 1990          9,375           10,000
DEC 1990          9,729           10,759
DEC 1991         10,830           12,066
DEC 1992         11,923           13,129
DEC 1993         13,466           14,741
DEC 1994         12,663           13,979
DEC 1995         14,870           16,418
DEC 1996         15,385           17,116
DEC 1997         16,774           18,689

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.03%                      2.21%
  Five Years           6.98%                      5.68%
  Since Inception
    (4/30/90)          7.87%                      6.97%
  S.E.C. 30-Day Yield                    3.80%
Class B Shares
  One Year             8.19%                      4.19%*
  Since Inception
    (1/12/95)          8.76%                      7.90%*
  S.E.C. 30-Day Yield                    3.27%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.83%, 5.25% and 6.41%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.44%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.79% and 7.45%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.89%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--15.6%
    $1,000M   Monroe County Indl. Dev. Agcy. (Rochester Inst. Tech.)
                7 3/4% 5/1/2000*                                                        $ 1,100,000       $    55
              New York State Dormitory Authority Revenues:
                City University:
     1,500M       8.2% 7/1/1998*                                                          1,558,755            78
     1,955M       5 3/4% 7/1/2013 - 2nd Gen. - A                                          2,167,606           109
     2,000M       5 3/4% 7/1/2013 - 2nd - A                                               2,217,500           112
     2,000M       5 3/4% 7/1/2013 - A                                                     2,217,500           112
     3,000M       6% 7/1/2020 - 2nd Gen. - A                                              3,423,750           172
     1,000M     Iona College 7 5/8% 7/1/1998*                                             1,038,860            52
     2,800M     Manhattanville College 7 1/2% 7/1/2000*                                   3,080,000           155
     1,000M     Pace University 6 1/2% 7/1/2012                                           1,181,250            60
                State University Educational Facilities:
     1,880M       7 1/4% 5/15/2000*                                                       2,051,550           103
     1,000M       5 7/8% 5/15/2011                                                        1,108,750            56
     3,500M       5 1/2% 5/15/2013                                                        3,784,375           190
     3,700M       7 3/8% 5/15/2014                                                        4,033,000           203
     2,000M       5 1/4% 5/15/2015                                                        2,092,500           105
-----------------------------------------------------------------------------------------------------------------
                                                                                         31,055,396         1,562
-----------------------------------------------------------------------------------------------------------------
              General Obligation--17.4%
     1,250M   Monroe County 6% 3/1/2015                                                   1,421,875            71
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                         4,426,556           223
     4,355M     5.7% 8/1/2012                                                             4,681,625           235
     1,300M     6% 7/1/2013                                                               1,467,375            74
              New York City:
     1,000M     8% 6/1/1998*                                                              1,032,140            52
     3,000M     6.2% 8/1/2008                                                             3,416,250           172
     3,440M     6.95% 8/15/2012                                                           3,981,800           200
     1,000M     7 1/4% 3/15/2018                                                          1,083,750            54
              Niagara Falls Public Improvement:
     1,340M     7 1/2% 3/1/2012                                                           1,703,475            86
     1,680M     7 1/2% 3/1/2015                                                           2,179,800           110
     1,600M     7 1/2% 3/1/2018                                                           2,104,000           106
     1,750M   North Hempstead 6.4% 4/1/2012                                               2,038,750           102
              Puerto Rico Commonwealth:
     1,100M     6 1/4% 7/1/2013                                                           1,288,375            65
     3,390M     5.65% 7/1/2015                                                            3,703,575           186
-----------------------------------------------------------------------------------------------------------------
                                                                                         34,529,346         1,736
-----------------------------------------------------------------------------------------------------------------
              Health Care--11.8%
              New York State Medical Care Facilities Agency:
     3,690M     Beth Israel Hospital 7 1/2% 11/1/2010                                     4,095,900           206
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                    1,998,000           100
                Mental Health Services Facilities:
     1,905M       7.7% 2/15/1998*                                                         1,951,139            98
     4,190M       7 3/4% 2/15/2000*                                                       4,582,813           231
     1,030M       7 3/8% 2/15/2014                                                        1,098,238            55
       845M       7.7% 2/15/2018                                                            865,246            44
     4,915M       6 1/2% 8/15/2024                                                        5,504,800           277
     3,000M     St. Luke's Hospital 7.45% 2/15/2000*                                      3,262,500           164
-----------------------------------------------------------------------------------------------------------------
                                                                                         23,358,636         1,175
-----------------------------------------------------------------------------------------------------------------
              Housing--6.5%
              New York City Housing Development Corp.:
     2,250M     Insured Multi-Family (Sheridan Manor) 7.45% 10/1/2008                     2,354,063           118
     6,500M     Insured Residential Charter 7 3/8% 4/1/2017                               6,628,505           333
     3,680M   New York State Housing Finance Agency 6.05% 5/1/2011                        3,992,800           201
-----------------------------------------------------------------------------------------------------------------
                                                                                         12,975,368           652
-----------------------------------------------------------------------------------------------------------------
              Transportation--23.4%
              Metropolitan Transit Authority of New York:
                Commuter Facilities Series:
     5,000M       6 1/8% 7/1/2004*                                                        5,568,750           280
     1,760M       5 3/4% 7/1/2021                                                         1,883,200            95
                Transit Facilities Series:
     5,000M       8% 7/1/1998*                                                            5,203,250           262
     3,200M       5 1/2% 7/1/2017                                                         3,440,000           173
     1,500M       5 3/4% 7/1/2021                                                         1,605,000            81
     7,900M   New York City Transit Auth. Hwy. & Brdg. Trust Fund Rev.
                7 1/2% 1/1/2000*                                                          8,571,500           431
              Puerto Rico Commonwealth Highway & Transportation Authority:
     3,080M      6 1/4% 7/1/2014                                                          3,607,450           181
     5,000M      6% 7/1/2018                                                              5,750,000           289
              Triborough Bridge & Tunnel Authority:
     3,000M     Series "O" 7.7% 1/1/1999*                                                 3,154,020           158
     6,900M     Series "Y" 6% 1/1/2012                                                    7,762,500           390
-----------------------------------------------------------------------------------------------------------------
                                                                                         46,545,670         2,340
-----------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
              New York City Municipal Water Finance Authority:
     4,975M     5 7/8% 6/15/2012                                                          5,547,125           279
     2,000M     5 7/8% 6/15/2013                                                          2,230,000           112
     2,750M     6% 6/15/2021                                                              3,145,312           158
              Suffolk County Water Authority:
     2,165M     6% 6/1/2014                                                               2,462,687           124
     4,000M     6% 6/1/2017                                                               4,560,000           229
-----------------------------------------------------------------------------------------------------------------
                                                                                         17,945,124           902
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--14.4%
     3,350M   Guam Govt. Ltd. Obligation Infrastructure Impt.
                Series "A" 5% 11/01/2017                                                  3,341,625           168
     1,000M   New York State Dorm. Auth. Rev. (Suffolk County Jud. Facs.)
                7 3/8% 7/1/2016                                                           1,236,250            62
     3,000M   New York State Urban Development Corporation Corr. Facs.
                7 1/2% 1/1/1999*                                                          3,148,260           158
     2,325M   Puerto Rico Commonwealth Infrastructure Financing Authority
                5% 7/1/2028                                                               2,281,406           115
              Puerto Rico Public Buildings Authority:
     1,250M     6 1/4% 7/1/2013                                                           1,456,250            73
     2,035M     6 1/4% 7/1/2015                                                           2,373,319           120
     7,000M     5 1/2% 7/1/2021                                                           7,551,250           380
     7,500M     5% 7/1/2027                                                               7,340,625           369
-----------------------------------------------------------------------------------------------------------------
                                                                                         28,728,985         1,445
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $177,947,232)    98.1%                             195,138,525         9,812
Other Assets, Less Liabilities                         1.9                                3,737,135           188
-----------------------------------------------------------------------------------------------------------------
Net Assets                                           100.0%                            $198,875,660       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Certificates of Participation--1.9%
                Connecticut State (Middletown Courthouse Facilities):
     $ 130M       6 1/4% 12/15/2009                                                     $   140,725       $    74
       100M       6 1/4% 12/15/2010                                                         108,250            57
       100M       6 1/4% 12/15/2012                                                         108,250            57
-----------------------------------------------------------------------------------------------------------------
                                                                                            357,225           188
-----------------------------------------------------------------------------------------------------------------
              Education--16.9%
              Conn. State Health & Educational Facilities Authority Revenue:
       725M     Choate Rosemary Hall 6.8% 7/1/2004*                                         831,938           437
       500M     Loomis Chafee School Project-Series "B" 6% 7/1/2015                         536,875           282
     1,000M     Trinity College 6 1/8% 7/1/2014                                           1,085,000           569
       750M   University of Connecticut 5 1/4% 4/1/2014                                     766,875           403
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,220,688         1,691
-----------------------------------------------------------------------------------------------------------------
              General Obligation--31.9%
       250M   Ansonia 5% 10/15/2015                                                         250,000           131
       100M   Bethel 6 1/2% 2/15/2011                                                       118,500            62
       775M   Bridgeport 5 1/2% 9/1/2015                                                    812,781           427
        50M   Bristol 6 1/2% 6/15/2006                                                       57,937            30
        30M   Colchester 7.3% 1/15/2007                                                      36,563            19
              Connecticut State:
       500M     6 1/2% 3/15/2002* - Series "A"                                              551,250           289
       700M     6% 3/15/2012 - Series "E"                                                   792,631           416
       130M   Coventry 6.7% 12/15/2009                                                      156,975            83
              Griswold:
       250M     5 3/4% 4/15/2010                                                            263,750           139
       100M     6 1/4% 6/15/2010                                                            117,250            62
       100M   Groton City 6 3/4% 6/1/2007                                                   118,500            62
       800M   New Britain 6% 3/1/2012                                                       907,000           476
       250M   New Haven 5% 9/1/2017                                                         246,875           130
       130M   Newton 6.7% 8/15/2010                                                         155,513            82
        30M   North Canaan 6.9% 1/15/2006                                                    34,875            18
        40M   Old Saybrook 6 1/2% 2/15/2009                                                  46,950            25
       250M   Plainfield 6 3/8% 8/1/2011                                                    272,500           143
       290M   Regional School District #5, 6.3% 3/1/2009                                    315,013           165
       330M   Southington 6.55% 4/1/2012                                                    361,762           190
        90M   Stafford 6.55% 11/15/2008                                                     106,988            56
        50M   Stratford 6.6% 3/1/2007                                                        58,250            31
       250M   Westbrook 6.4% 3/15/2010                                                      293,438           154
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,075,301         3,190
-----------------------------------------------------------------------------------------------------------------
              Health Care--21.1%
              Conn. State Health & Educational Facilities Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                         493,875           260
        35M     Capital Asset - Series "C" 6 7/8% 1/1/2010                                   38,150            20
       500M     Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                               552,500           290
       500M     Masonicare 5% 7/1/2013                                                      495,625           260
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                759,500           399
       325M     Stamford Hospital 6 1/2% 7/1/2006                                           353,031           185
       750M     Yale-New Haven Hospital 5.7% 7/1/2025*                                      782,812           411
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016         553,125           291
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,028,618         2,116
-----------------------------------------------------------------------------------------------------------------
              Housing--4.2%
       750M   Connecticut State Housing Finance Authority 6% 11/15/2010                     798,750           419
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.9%
              Connecticut State Special Tax Oblig. Transportation Infrastructure:
       200M     6 1/4% 10/1/2001*                                                           218,250           115
       285M     6% 10/1/2009                                                                309,937           163
       500M     6 1/2% 10/1/2011                                                            598,750           314
       250M     6 1/8% 9/1/2012                                                             288,125           151
       250M     6.1% 10/1/2012                                                              271,562           143
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,686,624           886
-----------------------------------------------------------------------------------------------------------------
              Utilities--4.3%
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
       250M     5 7/8% 8/1/2002*                                                           270,938            143
       500M     6 1/8% 8/1/2014                                                            541,250            284
-----------------------------------------------------------------------------------------------------------------
                                                                                           812,188            427
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--9.7%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2%
                6/15/2008                                                                  615,850            324
              Puerto Rico Public Buildings Authority:
       375M     6 1/4% 7/1/2013                                                            436,875            229
       575M     6 1/4% 7/1/2015                                                            670,594            352
       125M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5%
                7/1/2017                                                                   124,687             65
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,848,006            970
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,092,661)         98.9%                         18,827,400          9,887
Other Assets, Less Liabilities                             1.1                             214,637            113
-----------------------------------------------------------------------------------------------------------------
Net Assets                                               100.0%                        $19,042,037        $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--.7%
     $ 150M   Volusia County Edl. Facs. (Stetson University Project) 6
                3/8% 6/1/2001*                                                          $   163,500       $    66
-----------------------------------------------------------------------------------------------------------------
              General Obligation--3.8%
       300M   Miami 6% 12/1/2010                                                            336,375           136
       500M   North Springs Improvement District 7% 10/1/2009                               613,125           249
-----------------------------------------------------------------------------------------------------------------
                                                                                            949,500           385
-----------------------------------------------------------------------------------------------------------------
              Health Care--9.6%
       350M   North Broward Hospital District 6 1/2% 1/1/2002*                              385,000           156
     1,000M   Orange County Health Facs. Auth. (Orlando Regl. Hlthcare)
                6 1/4% 10/1/2018                                                          1,150,000           466
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4%
                7/1/2016                                                                    829,687           336
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,364,687           958
-----------------------------------------------------------------------------------------------------------------
              Housing--1.4%
       155M   Dade County Hsg. Fin. Auth. Single-Family Mtge. 6.95%
                12/15/2012                                                                  167,013            68
       175M   Florida Housing Finance Agency-Residential Mtge.
                (Series 2) 8% 12/15/2016                                                    180,073            73
-----------------------------------------------------------------------------------------------------------------
                                                                                            347,086           141
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
       500M   Dade County Aviation Revenue Series "A" 6% 10/1/2010                          550,625           223
       300M   Florida State Turnpike Authority Turnpike Revenue 6.35%
                7/1/2002*                                                                   328,500           133
       250M   Pensacola Airport Revenue 5.6% 10/1/2017                                      262,500           106
       455M   Port Palm Beach District Revenue 6 1/4% 9/1/2008                              502,775           204
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,644,400           666
-----------------------------------------------------------------------------------------------------------------
              Utilities--48.8%
       750M   Charlotte County Utilities Revenue 6 3/4% 10/1/2003*                          858,750           348
     1,000M   Cocoa Water & Sewer Revenue 5 3/4% 10/1/2017                                1,068,750           433
              Escambia County Utilities Authority Util. Sys. Rev.:
       500M     6 1/4% 1/1/2013                                                             581,250           235
     1,000M     6 1/4% 1/1/2015                                                           1,166,250           472
       690M   Jacksonville Beach Utility Revenue 6 3/4% 10/1/2001*                          764,175           310
       300M   Kissimmee Utility Authority Electric System Revenue 6 1/2%
                10/1/2001*                                                                  330,000           134
     1,495M   Lakeland Electric & Water Revenue 6% 10/1/2014                              1,700,563           689
       395M   Miramar Utilities Improvement Revenue 6.4% 10/1/2007                          446,350           181
     1,000M   Plant City Utility System Revenue 6% 10/1/2015                              1,142,500           463
       300M   Reedy Creek Improvement District Utilities Revenue 6 1/2%
                10/1/2001*                                                                  327,375           133
       500M   Sarasota County Utility System Revenue 6 1/2% 10/1/2004*                      572,500           232
              Seminole County Water & Sewer Revenue:
       500M     6% 10/1/2009                                                                568,750           230
       500M     6% 10/1/2019                                                                573,750           233
     1,000M   St. Johns County Water & Sewer Revenue 5 1/2% 6/1/2011                      1,083,750           439
       750M   West Melbourne Water & Sewer Revenue 6 3/4% 10/1/2014                         862,500           350
-----------------------------------------------------------------------------------------------------------------
                                                                                         12,047,213         4,882
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--27.1%
       400M   Florida State Div. Bd. Fin. Dept. General Services 6 3/4%
                7/1/2001*                                                                   441,000           179
       500M   Fort Meyers Improvement Revenue 5% 12/1/2017                                  500,625           203
     1,000M   Indian Trace Community Dev. District 5 3/4% 5/1/2011                        1,081,250           438
     1,000M   Jacksonville  Capital Improvement (Gator Bowl Project) 5
                 7/8% 10/1/2015                                                           1,071,250           434
       350M   Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                            390,250           158
       600M   Orange County Tourist Development Tax Revenue 5.9% 10/1/2010                  674,250           273
     1,000M   Palm Beach County Criminal Justice Facilities Revenue 5 3/8%
                6/1/20                                                                  111,090,000           442
       300M   St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*                          334,125           136
     1,000M   Tampa Sales Tax Revenue 5 3/4% 10/1/2020                                    1,101,250           446
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,684,000         2,709
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,613,647)       98.1%                            24,200,386         9,807
Other Assets, Less Liabilities                           1.9                                476,353           193
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                           $24,676,739       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--5.4%
              Private Colleges & Universities Facilities Authority:
      $ 80M      Mercer University Project 6.35% 11/1/2006                                $  91,500       $   273
        80M      Spelman University Project 6% 6/1/2009                                      88,000           262
-----------------------------------------------------------------------------------------------------------------
                                                                                            179,500           535
-----------------------------------------------------------------------------------------------------------------
              General Obligation--25.3%
        75M   Columbia County School District 6 1/4% 4/1/2013                                82,969           248
       100M   Hall County School District 6.7% 12/1/2014                                    115,750           345
       100M   Mitchell County School District 6 1/2% 3/1/2009                               113,875           340
       125M   Paulding County School District 6% 2/1/2013                                   141,563           422
       100M   Peach County School District 6.4% 2/1/2019                                    110,875           331
       150M   Pike County School District 5.7% 2/1/2016                                     166,500           496
       100M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      115,750           345
-----------------------------------------------------------------------------------------------------------------
                                                                                            847,282         2,527
-----------------------------------------------------------------------------------------------------------------
              Health Care--4.1%
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4%
                7/1/2016                                                                    138,281           412
-----------------------------------------------------------------------------------------------------------------
              Housing--4.8%
       150M   Georgia State Housing & Finance Authority Revenue 5.7%
                12/1/2011                                                                   160,500           478
-----------------------------------------------------------------------------------------------------------------
              Transportation--13.8%
       300M   Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                  345,375         1,030
       100M   Puerto Rico Commonwealth Hwy. & Transn. Auth. 6 1/4%
                7/1/2014                                                                    117,125           349
-----------------------------------------------------------------------------------------------------------------
                                                                                            462,500         1,379
-----------------------------------------------------------------------------------------------------------------
              Utilities--32.8%
        25M   Bartow County Water & Sewer Revenue 6.05% 9/1/2007                             27,219            81
        95M   Brunswick Water & Sewer Revenue 6.1% 10/1/2019                                109,131           325
        85M   Conyers Water & Sewer Revenue 6.45% 7/1/2010                                   94,881           283
        80M   Cordele Combined Public Utilities Revenue 6.4% 11/1/2014                       89,900           268
       250M   Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                           294,375           878
              Georgia Municipal Gas Authority Revenue:
        80M     6.8% 11/1/2009                                                               92,100           275
       100M     5.8% 1/1/2015                                                               107,500           320
       150M   Milledgeville Water & Sewer Revenue 6% 12/1/2021                              171,750           512
       100M   St. Marys Water & Sewer Revenue 6 1/8% 7/1/2018                               114,000           340
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,100,856         3,282
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.4%
        80M   Appling County Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                        91,400           272
        80M   Downtown Smyrna Development Authority Revenue 6.7% 2/1/2020                    92,500           276
        50M   East Point Building Authority Revenue 6% 2/1/2011                              54,250           162
       125M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                        145,625           434
-----------------------------------------------------------------------------------------------------------------
                                                                                            383,775         1,144
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,933,044)             97.6%                        3,272,694         9,757
Other Assets, Less Liabilities                                2.4                            81,589           243
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%                       $3,354,283       $10,000
=================================================================================================================

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--.3%
      $ 30M   Baltimore Series "B" 7 1/4% 4/1/2016                                        $  32,325       $    26
-----------------------------------------------------------------------------------------------------------------
              Education--7.7%
              Morgan State University  Academic & Aux. Facs. Fees Revenue:
        90M     7% 7/1/2000*                                                                 97,987            79
       500M     6.05% 7/1/2015                                                              570,625           457
       200M     6.1% 7/1/2020                                                               232,500           186
        50M   University of Maryland Sys. Aux. Fac. & Tuition Rev. 6.3%
                2/1/2001*                                                                    54,125            43
-----------------------------------------------------------------------------------------------------------------
                                                                                            955,237           765
-----------------------------------------------------------------------------------------------------------------
              General Obligation--28.7%
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2015                               390,688           312
              Baltimore, Maryland:
       100M     6.3% 10/15/2004                                                             112,250            90
       100M     7% 10/15/2009                                                               122,000            98
       250M     5 5/8% 10/15/2012                                                           269,375           215
       100M     5 5/8% 10/15/2013                                                           107,250            86
        55M   Carroll County 6 1/4% 11/1/2001*                                               60,088            48
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                              106,875            86
              Frederick:
       100M     6 1/8% 12/1/2008                                                            109,375            88
       200M     6 1/8% 10/1/2014                                                            218,500           175
        60M   Frederick County 6 5/8% 8/1/2003*                                              67,950            54
                Puerto Rico Commonwealth:
       105M     6.6% 7/1/2002*                                                              116,944            94
       650M     6 1/4% 7/1/2012                                                             752,375           603
       250M     5.65% 7/1/2015                                                              273,125           219
       500M   Queen Annes County 5.6% 11/15/2015                                            531,250           425
       325M   Washington County 5.8% 1/1/2013                                               349,781           280
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,587,826         2,873
-----------------------------------------------------------------------------------------------------------------
              Health Care--20.4%
       500M   Calvert County Maryland Economic Development Authority
                5% 12/1/2017                                                                492,500           395
       250M   Maryland State Indl. Dev. Fing. Auth. (Holy Cross Health System)
                5.7% 12/1/2010 272,813  219
              Maryland State Health & Higher Education Facilities Authority:
        90M     Francis Scott Key Medical Center 6 3/4% 7/1/2000*                            97,425            78
       500M     Maryland General Hospital 6 1/8% 7/1/2014                                   546,250           437
        20M     Memorial Hospital 7% 7/1/2007                                                21,275            17
       140M     Sinai Hospital of Baltimore 7% 7/1/2000*                                    152,425           122
       110M     Suburban Hospital 6% 7/1/2002*                                              117,975            94
        65M     University of Maryland Medical System 7% 7/1/2001*                           72,231            58
       325M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016       359,531           288
       350M   Takoma Park Hospital Facilities (Adventist Hosp.) 6 1/2% 9/1/2012             411,250           329
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,543,675         2,037
-----------------------------------------------------------------------------------------------------------------
              Housing--13.9%
       250M   Baltimore County Mortgage Revenue (Old Orchard Apts.) 7% 7/1/2016             273,438           219
              Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
        45M     7% 6/1/2011                                                                  49,106            39
       345M     7% 4/1/2014                                                                 376,050           301
       600M     5 7/8% 7/1/2016                                                             636,000           510
       200M     5.6% 3/1/2017                                                               207,500           166
       180M   Montgomery County Single Family Mortgage Revenue 6 1/2% 7/1/2011              195,300           156
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,737,394         1,391
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
              Maryland State Department of Transportation:
        60M     6 3/8% 9/1/2006                                                              64,200            51
       500M     6.79% 7/1/2012**                                                            249,375           200
       525M   Puerto Rico Highway & Transportation Authority 6 1/4% 7/1/2014                614,906           493
-----------------------------------------------------------------------------------------------------------------
                                                                                            928,481           744
-----------------------------------------------------------------------------------------------------------------
              Utilities--9.5%
       250M   Baltimore Revenue Water Project 5.8% 7/1/2015                             $   269,062       $   216
              Baltimore Wastewater Utilities Revenue:
       165M     6 1/2% 7/1/2000*                                                            174,694           140
       215M     6 1/4% 7/1/2002*                                                            236,500           189
       200M     6% 7/1/2015                                                                 227,250           182
       275M   Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          282,563           226
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,190,069           953
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--10.1%
       250M   Baltimore Convention Center 6.1% 9/1/2013                                     268,437           215
        35M   Maryland Industrial Financing Authority 7% 7/1/2010                            38,719            31
       250M   Maryland State Stadium Authority 5 7/8% 12/15/2013                            268,750           215
       100M   Montgomery County Parking Revenue (Bethesda Parking Lot)
                6 1/4% 6/1/2009                                                             109,000            87
       500M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                        583,125           467
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,268,031         1,015
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,187,064)           98.0%                        12,243,038         9,804
Other Assets, Less Liabilities                               2.0                            244,466           196
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                 100.0%                       $12,487,504       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of discount on date purchased.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--101.1%
              Education--12.6%
              Massachusetts Health & Education Facilities Authority:
    $  250M     Berklee College of Music 5% 10/1/2016                                   $   248,750        $  105
       425M     Northeastern University 7 1/8% 10/1/2000*                                   466,437           197
     1,000M   Massachusetts State Indl. Fin. Agy. (Suffolk University)
                  5 1/4% 7/1/2017                                                         1,011,250           428
     1,000M   University of Massachusetts Building Authority Revenue 6 7/8% 5/1/2014      1,258,750           533
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,985,187         1,263
-----------------------------------------------------------------------------------------------------------------
              General Obligation--20.5%
              Boston:
       250M     7 3/8% 2/1/2000*                                                            270,938           114
       750M     5 7/8% 8/1/2012                                                             800,625           339
              Massachusetts General Obligations:
       300M     7% 7/1/2009                                                                 367,602           156
     1,000M     6% 8/1/2010                                                               1,135,530           480
     1,100M   New Bedford 5 5/8% 10/1/2016                                                1,155,000           489
       150M   North Borough 7.2% 11/1/2003                                                  156,536            66
       150M   Rockport Unlimited Tax School Project Loan 6.9% 12/15/1999*                   162,375            69
              Wareham:
       225M     7.05% 1/15/2001*                                                            250,031           106
       500M     7.1% 1/15/2001*                                                             556,250           235
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,854,887         2,054
-----------------------------------------------------------------------------------------------------------------
              Health Care--30.9%
              Massachusetts Health & Educational Facilities Authority:
                Capital Asset Program:
       225M       7.35% 8/1/2008                                                            241,875           102
       400M       7.2% 7/1/2009                                                             428,000           181
       500M     Carney Hospital 7 3/4% 7/1/2000*                                            553,125           234
     1,000M     Hallmark Health System 5% 7/1/2017                                          978,750           414
       750M     Massachusetts General Hospital 6 1/4% 7/1/2012                              847,500           359
       570M     Milton Hospital 7% 7/1/2016                                                 620,588           263
     1,500M     Mt. Auburn Hospital 6 1/4% 8/15/2014                                      1,657,500           701
     1,000M     Partners Healthcare System 5 1/4% 7/1/2016                                1,006,250           426
       400M     South Shore Hospital 7 1/2% 7/1/2000*                                       440,000           186
       490M     University Hospital 7 1/4% 7/1/2019                                         534,712           226
-----------------------------------------------------------------------------------------------------------------
                                                                                          7,308,300         3,092
-----------------------------------------------------------------------------------------------------------------
              Housing--5.2%
              Massachusetts Housing Finance Agency:
     1,000M     6% 12/1/2012                                                              1,070,000           453
       140M     7.7% 12/1/2017                                                              146,825            62
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,216,825           515
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.3%
              Massachusetts Bay Transportation Authority:
       690M     Series "A" 7.65% 8/1/2000*                                                  763,312           323
     1,500M     Series "A" 5.8% 3/1/2013                                                  1,665,225           705
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,428,537         1,028
-----------------------------------------------------------------------------------------------------------------
              Utilities--21.6%
              Boston Water & Sewer Commission:
       850M     7% 11/1/2001*                                                               950,938           402
       100M     7 1/4% 11/1/2006                                                            102,815            44
     1,035M     5 3/4% 11/1/2013                                                          1,147,556           486
       475M   Lynn Water & Sewer Commission 7 1/4% 12/1/2000*                               525,469           222
     1,250M   Massachusetts State Water Resource Authority 5% 3/1/2022                    1,215,625           514
     1,000M   South Essex Sewer District 6 3/4% 6/1/2004*                                 1,151,250           487
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,093,653         2,155
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $21,585,655)                          23,887,389        10,107
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Puerto Rico Commonwealth Government Development Bank
                Adjustable Rate Note 3.35% (cost $200,000)**                                200,000            84
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $21,785,655)        101.9%                    24,087,389        10,191
Excess of Liabilities Over Other Assets                         (1.9)                      (452,044)         (191)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                     100.0%                   $23,635,345       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at December 31, 1997.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.1%
              Certificates of Participation--2.7%
    $1,000M   Hudson County Correctional Facility 7 1/4% 12/1/2000*                     $ 1,106,250       $   181
       500M   Mantua Township School District 7 1/4% 6/30/2000*                             547,500            89
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,653,750           270
-----------------------------------------------------------------------------------------------------------------
              Education--2.3%
     1,300M   New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.) 6 1/4%
                7/1/2010                                                                  1,404,000           229
-----------------------------------------------------------------------------------------------------------------
              General Obligation--19.0%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                             2,005,938           327
              Essex County Improvement Authority:
     1,500M     County College Project 6.9% 12/1/2004*                                    1,758,750           287
                Orange School District:
     1,025M       Series "A" 6.95% 7/1/2014                                               1,192,844           195
     1,220M       Series "B" 6.95% 7/1/2014                                               1,418,250           232
     1,000M     New Jersey State Various Purposes 6% 2/15/2011                            1,132,390           185
     1,550M     Puerto Rico Commonwealth 6 1/4% 7/1/2013                                  1,815,437           296
                Union City:
     1,000M       6.7% 9/1/2002*                                                          1,121,250           183
       995M       6.4% 11/1/2013                                                          1,161,663           190
-----------------------------------------------------------------------------------------------------------------
                                                                                         11,606,522         1,895
-----------------------------------------------------------------------------------------------------------------
              Health Care--25.9%
              New Jersey Health Care Facilities Financing Authority:
     1,000M     AHS Hospital Corp. 5% 7/1/2016                                              988,750           162
     1,250M     Bayonne Hospital 6 1/4% 7/1/2012                                          1,379,687           225
       400M     Community Medical Center 7% 7/1/2009                                        424,500            69
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                            1,882,419           308
       750M     Holy Name Hospital 7% 7/1/2000*                                             816,562           133
     1,100M     Hunterdon Hospital 7% 7/1/2020                                            1,183,875           193
     1,750M     Monmouth Medical Center 6 1/4% 7/1/2016                                   1,911,875           312
     1,500M     Ocean County Medical Center 6.9% 7/1/2007                                 1,666,875           272
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                  3,638,700           594
       825M       St. Barnabas Medical Center 7 1/4% 7/1/2018                               876,562           143
     1,000M       St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                  1,106,250           181
-----------------------------------------------------------------------------------------------------------------
                                                                                         15,876,055         2,592
-----------------------------------------------------------------------------------------------------------------
              Housing--4.5%
              New Jersey State Housing & Mortgage Financing Agency:
       380M     Series "A" 7 1/2% 4/1/2015                                                  400,425            65
       420M     Series "E" 7.65% 10/1/2016                                                  445,200            73
     1,385M     Series "C" 7 3/8% 10/1/2017                                               1,464,637           239
       450M     Series "B" 8.1% 10/1/2017                                                   465,431            76
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,775,693           453
-----------------------------------------------------------------------------------------------------------------
              Transportation--3.4%
       900M   Delaware River Port Authority 7 3/8% 1/1/2007                                 947,196           155
     1,000M   New Jersey State Highway Authority (Garden State Parkway)
                6.2% 1/1/2010                                                             1,138,750           186
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,085,946           341
-----------------------------------------------------------------------------------------------------------------
              Utilities--13.7%
     1,000M   Bergen County Util. Auth. Water Pollution Ctl. 6 1/2% 6/15/2002*            1,108,750           181
     1,000M   Evesham Municipal Utilities Authority  7% 7/1/2000*                         1,070,000           175
       500M   Lower Township Municipal Utilities Authority 7% 12/1/2000*                    549,375            90
              New Jersey Wastewater Treatment Trust:
     1,435M     6 1/4% 4/1/2010                                                           1,583,881           259
     1,310M     7% 7/1/2011                                                               1,629,312           266
     1,140M   Passaic Valley Water Commission 6.4% 12/15/2002*                            1,269,675           207
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer Authority 6 1/4% 7/1/2013         1,171,250           191
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,382,243         1,369
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--28.6%
     2,900M   Atlantic County Impt. Auth. Lux. Tax. (Convention Center) 7.4% 7/1/2016     3,712,000           606
       350M   Cape May County Indl. Pollution Control Fin. Auth. 6.8% 3/1/2021              439,688            72
     1,250M   Casino Reinvestment Dev. Auth. Pkg. Fee Rev. 5 1/4% 10/1/2013               1,265,625           206
     1,500M   Essex County Improvement Authority Revenue 5 3/4% 7/1/2027                  1,576,875           257
              New Jersey Economic Development Authority:
                Educational Testing Service:
     1,000M       5.9% 5/15/2015                                                          1,078,750           176
     2,000M       6 1/8% 5/15/2015                                                        2,197,500           359
     2,185M     Market Transition Facility 5 7/8% 7/1/2011                                2,357,069           385
     1,775M     N.J. Performing Arts Center 6% 6/15/2012                                  2,025,719           330
              Puerto Rico Public Buildings Authority:
     1,250M       Series "A" 6 1/4% 7/1/2013                                              1,456,250           238
     1,195M       Series "A" 6 1/4% 7/1/2014                                              1,393,669           228
-----------------------------------------------------------------------------------------------------------------
                                                                                         17,503,145         2,857
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,271,895)            100.1%                      61,287,354        10,006
Excess of Liabilities Over Other Assets                        (.1)                         (33,866)           (6)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                   100.0%                     $61,253,488       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--7.2%
      $100M   Charlotte Convention Facilities Project 6 3/4% 12/1/2001*                  $  111,125        $  161
       100M   Cumberland County Civic Center Project 6.3% 12/1/2008                         112,625           164
       275M   New Hanover County Project 5% 12/1/2017                                       271,219           394
-----------------------------------------------------------------------------------------------------------------
                                                                                            494,969           719
-----------------------------------------------------------------------------------------------------------------
              Education--3.9%
       250M   North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                           265,937           387
-----------------------------------------------------------------------------------------------------------------
              General Obligation--40.1%
       250M   Cleveland County 5 1/2% 3/1/2012                                              264,688           385
       200M   Cumberland County 5 1/2% 4/1/2012                                             211,500           307
       200M   Currituck County 5.4% 4/1/2013                                                208,500           303
       200M   Gaston County 5.7% 3/1/2013                                                   212,750           309
       220M   Laurinburg 5.3% 6/1/2012                                                      228,800           332
       200M   Mecklenburg County 6.2% 1/1/2002*                                             216,250           314
       200M   Morganton 5.7% 6/1/2014                                                       213,750           311
       400M   Onslow County 5.7% 3/1/2011                                                   432,000           628
       225M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      260,438           378
       280M   Rowan County 5.6% 4/1/2014                                                    297,500           432
       200M   Watauga County 5.9% 6/1/2014                                                  215,250           313
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,761,426         4,012
-----------------------------------------------------------------------------------------------------------------
              Health Care--5.1%
       150M   New Hanover County (New Hanover Regional Medical Center)
                5 3/4% 10/1/2026*                                                           158,062           230
       175M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 61/4% 7/1/2016        193,594           281
-----------------------------------------------------------------------------------------------------------------
                                                                                            351,656           511
-----------------------------------------------------------------------------------------------------------------
              Housing--2.0%
       125M   North Carolina Housing Finance Agency Multi-Family 6.6% 7/1/2017              137,187           199
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.8%
       400M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                             468,500           681
-----------------------------------------------------------------------------------------------------------------
              Utilities--24.1%
       250M   Asheville Water System Revenue 5 5/8% 8/1/2013                                266,875           388
       250M   Buncombe County Solid Waste System 5.6% 3/1/2011                              266,875           388
       390M   Fayetteville Public Works Commission Revenue 5.7% 2/1/2010                    420,713           611
       250M   Kinston Enterprise System Revenue 5.7% 4/1/2012                               269,063           391
       200M   North Carolina Eastern Municipal Power Agency 5.6% 1/1/2010                   214,250           311
       200M   North Carolina Municipal Power Agency (Catawba Electric) 6% 1/1/2010          225,250           327
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,663,026         2,416
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.2%
       250M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5% 7/1/2017          249,375           362
       270M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        314,212           457
-----------------------------------------------------------------------------------------------------------------
                                                                                            563,587           819
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,217,678)              97.4%                       6,706,288         9,744
Other Assets, Less Liabilities                                 2.6                          176,069           256
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                   100.0%                      $6,882,357       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--6.5%
    $1,000M   Allegheny County Higher Educ. Bldg. Auth. (Duquesne Univ.)
                5% 3/1/2016                                                              $  995,000       $   226
       675M   Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
                6.55% 2/15/2005*                                                            762,750           174
     1,000M   Philadelphia Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
                6 1/8% 5/1/2014                                                           1,092,500           249
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,850,250           649
-----------------------------------------------------------------------------------------------------------------
              General Obligation--22.2%
     1,470M   Erie 5.7% 5/15/2012                                                         1,563,713           356
     1,310M   General McLane School District 5 3/4% 5/15/2013                             1,393,512           317
       700M   Jeannette School District 6.65% 6/15/2001*                                    756,875           172
     1,000M   Philadelphia 6% 11/15/2014                                                  1,081,250           246
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                  1,629,375           371
              Shaler Area School District:
     1,500M     5.6% 11/15/2018**                                                           519,375           118
     1,000M     5.65% 11/15/2021**                                                          295,000            67
     1,000M   Stroudsburg Area School District 5.8% 10/1/2010                             1,070,000           243
       800M   Trinity Area School District 6 5/8% 11/1/2001*                                869,000           197
       565M   Venango County 7% 7/15/2000*                                                  605,256           138
-----------------------------------------------------------------------------------------------------------------
                                                                                          9,783,356         2,225
-----------------------------------------------------------------------------------------------------------------
              Health Care--22.9%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Project 6.2% 9/1/2015                          1,102,500           251
                Health Center - University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                           1,057,500           241
     1,000M       5.65% 4/1/2014                                                          1,062,500           241
     1,250M     South Hills Health System 5.8% 5/1/2016                                   1,328,125           302
     1,500M   Berks County Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.) 5.7%
                10/1/2014                                                                 1,644,375           374
     1,100M   Blair County Hosp. Auth. Rev. (Altoona Hosp.) 6 3/8%
                7/1/2014                                                                  1,196,250           272
     1,000M   Dauphin County Gen. Health System (Pinnacle Health System)
                5 1/2% 5/15/2013                                                          1,046,250           238
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Health Svcs.
                5.7% 11/15/2011                                                           1,088,750           248
       500 M        St. Mary Hosp. Auth., Langhorne (Franciscan Health) 7% 7/1/2014         527,500           120
-----------------------------------------------------------------------------------------------------------------
                                                                                         10,053,750         2,287
-----------------------------------------------------------------------------------------------------------------
              Housing--2.4%
              Pennsylvania Housing Finance Agency Single-Family Mtge.:
       460M     7.15% 4/1/2015                                                              489,900           112
       535M     7.3% 10/1/2017                                                              572,450           130
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,062,350           242
-----------------------------------------------------------------------------------------------------------------
              Utilities--32.5%
              Allegheny County Sanitation Authority Sewer Revenue:
     1,100M     6 1/2% 12/1/2001*                                                         1,192,125           271
     1,000M     6 1/4% 12/1/2014                                                          1,102,500           250
     1,000M   Easton Area Joint Sewer Authority 5% 12/1/2014                                993,750           226
       350M   Harrisburg Authority Water Revenue 6 1/2% 8/15/2002*                          382,813            87
     1,000M   North Pennsylvania Water Authority 6 7/8% 11/1/2004*                        1,158,750           264
     1,000M   North Wales Water Authority 6 3/4% 11/1/2004*                               1,143,750           260
              Philadelphia Water & Wastewater:
     1,230M     6 1/4% 8/1/2011                                                           1,409,887           321
     2,000M     6 1/4% 8/1/2012                                                           2,302,500           524
     2,950M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                          3,503,125           797
     1,000M   Washington County Indl. Dev. Auth. (West Penn. Power)
                6.05% 4/1/2014                                                            1,081,250           246
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,270,450         3,246
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--12.5%
     1,500M   Harrisburg Authority Pooled Bond Program 5 5/8% 4/01/2015                   1,571,250           357
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. 7%
                6/15/2005*                                                                1,167,500           266
     1,000M   Pennsylvania State Industrial Development Authority 6%
                1/1/2012                                                                  1,085,000           247
     1,000M   Philadelphia Authority for Ind. Dev. Lease Rev. 5.4%
                2/15/2017                                                                 1,030,000           234
       500M   Somerset County Gen. Auth. Commonwealth Lease Rev. 7%
                10/15/2001*                                                                 549,375           125
       100M   Washington County Auth. Lease Rev. 7.45% 6/15/2000*                           110,500            25
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,513,625         1,254
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $39,532,135)                  99.0%                 43,533,781         9,903
Other Assets, Less Liabilities                                      1.0                     428,426            97
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                        100.0%                $43,962,207       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--7.8%
    $  575M   George Mason University 6 3/8% 8/1/2016                                   $   638,250        $  271
     1,100M   Norfolk Redev. & Hsg. Auth. (Tidewater Cmnty. College)
                5 7/8% 11/1/2015                                                          1,186,625           504
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,824,875           775
-----------------------------------------------------------------------------------------------------------------
              General Obligation--6.7%
     1,000M   Chesapeake Public Improvement 5% 5/1/2013                                   1,018,750           433
       500M   Virginia State Public School Authority 6 1/2% 8/1/2013                        559,375           238
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,578,125           671
-----------------------------------------------------------------------------------------------------------------
              Health Care--18.5%
     1,150M   Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.) 6 3/8%
                10/1/2014                                                                 1,276,500           543
       500M   Hanover County Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
                6% 8/15/2010                                                                568,125           241
              Roanoke Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
       295M     6 1/2% 7/1/2000*                                                            312,331           133
       255M     7 1/4% 7/1/2000*                                                            278,906           119
     1,675M     6 1/8% 7/1/2017                                                           1,917,875           815
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,353,737         1,851
-----------------------------------------------------------------------------------------------------------------
              Transportation--15.9%
     1,000M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                           1,171,250           498
       280M   Richmond Metro. Auth. Expressway Rev. 7% 10/15/2000*                          314,300           134
              Washington, D.C. Metropolitan Area Transportation Authority:
     1,000M     6% 7/1/2008                                                               1,131,250           481
     1,000M     6% 7/1/2010                                                               1,130,000           480
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,746,800         1,593
-----------------------------------------------------------------------------------------------------------------
              Utilities--24.2%
       175M   Henry County Public Service Auth. Water & Sewer Rev.
                7.2% 11/15/2000*                                                            191,625            81
              Leesburg Utility System Revenue:
       750M     6.3% 7/1/2002*                                                              825,938           351
       650M     5 1/8% 7/1/2017                                                             651,625           277
       500M   Loudoun County Sanitation Authority Water & Sewer Revenue
                6 1/4% 1/1/2010                                                             548,750           233
     1,000M   Norfolk Water Revenue 5 7/8% 11/1/2015                                      1,073,750           456
     1,000M   Prince William County Svce. Auth. Water & Sewer Sys.Rev.
                6 1/2% 7/1/2001*                                                          1,092,500           465
       560M   Roanoke County Water System Revenue 6 1/2% 7/1/2001*                          613,200           261
       625M   Upper Occoquan Sewer Authority Regional Sewer Revenue 6 1/2% 7/1/2001*        684,375           291
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,681,763         2,415
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--24.5%
     1,000M   Chesapeake Indl. Dev. Auth. (Chesapeake Court House Proj.)
                5 1/4% 6/1/2017                                                           1,012,500           431
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                            792,750           337
       545M   Pamunkey Regional Jail Authority 5 3/4% 7/1/2018                              579,744           246
     1,000M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                      1,166,250           496
     1,000M   Richmond Redev. & Hsg. Auth. (Old Manchester Proj.)
                6.8% 3/1/2015                                                             1,130,000           480
     1,000M   Riverside Regional Jail Authority 5 7/8% 7/1/2014                           1,082,500           460
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,763,744         2,450
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $20,655,669)                          22,949,044         9,755
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
    $  100M   Roanoke Industrial Development Authority (Carilion Health System)
                Adjustable Rate Note 4.80% (cost $100,000)**                            $   100,000       $    42
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $20,755,669)              98.0%               23,049,044         9,797
Other Assets, Less Liabilities                                        2.0                   476,948           203
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%              $23,525,992       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. Interest rate shown is the rate in effect at December 31, 1997.

See notes to financial statements





Statement of Assets and Liabilities
December 31, 1997
-------------------------   ------------------    -----------------------------------------------------------------
                            FIRST INVESTORS                   FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      -----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    -----------------------------------------------------------------

Assets
Investments in securities:
At identified cost                $177,947,232    $17,092,661       $21,613,647     $2,933,044         $11,187,064
                                  ============    ===========       ===========     ==========         ===========
At value (Note 1A)                $195,138,525    $18,827,400       $24,200,386     $3,272,694         $12,243,038
Cash                                   266,846         77,340           140,518         23,676               7,467
Receivables:
Interest                             4,178,441        358,024           350,159         66,105             263,106
Shares sold                             24,007         77,727            68,015            641                 680
                                  ------------    -----------       -----------     ----------         -----------
Total Assets                       199,607,819     19,340,491        24,759,078      3,363,116          12,514,291
                                  ------------    -----------       -----------     ----------         -----------
Liabilities
Payables:
Investment securities purchased             --        247,285                --             --                  --
Distributions payable                  378,377         12,432            61,359          3,280              20,986
Shares redeemed                        205,809         27,000             3,611          5,000                  --
Accrued advisory fees                  115,510          7,826            10,240            553               3,106
Accrued expenses                        32,463          3,911             7,129             --               2,695
                                  ------------    -----------       -----------     ----------         -----------
Total Liabilities                      732,159        298,454            82,339          8,833              26,787
                                  ------------    -----------       -----------     ----------         -----------
Net Assets                        $198,875,660    $19,042,037       $24,676,739     $3,354,283         $12,487,504
                                  ============    ===========       ===========     ==========         ===========
Net Assets Consist of:
Capital paid in                   $181,669,158    $17,446,108       $22,087,773     $3,025,504         $11,509,439
Undistributed net
investment income                       15,802          1,540             2,227            344               1,108
Accumulated net realized loss
on investments                            (593)      (140,350)               --        (11,215)            (79,017)
Net unrealized appreciation
in value of investments             17,191,293      1,734,739         2,586,739        339,650           1,055,974
                                  ------------    -----------       -----------     ----------         -----------
Total                             $198,875,660    $19,042,037       $24,676,739     $3,354,283         $12,487,504
                                  ============    ===========       ===========     ==========         ===========
Net Assets:
Class A                           $195,273,314    $16,150,989       $23,839,942     $3,151,576         $10,705,221
Class B                           $  3,602,346    $ 2,891,048       $   836,797     $  202,707         $ 1,782,283
Shares outstanding (Note 2):
Class A                             13,139,889      1,225,916         1,749,872        240,092             797,109
Class B                                242,488        219,595            61,413         15,460             132,740
Net asset value and redemption
price per share--Class A                $14.86         $13.17            $13.62         $13.13              $13.43
                                        ======         ======            ======         ======              ======
Maximum offering price per
share--Class A*                         $15.85         $14.05            $14.53         $14.01              $14.33
                                        ======         ======            ======         ======              ======
Net asset value and offering price
per share--Class B (Note 2)             $14.86         $13.17            $13.63         $13.11              $13.43
                                        ======         ======            ======         ======              ======


Statement of Assets and Liabilities (Continued)

--------------------------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                              NORTH
                                   MASSACHUSETTS       NEW JERSEY            CAROLINA      PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------------------------

Assets
Investments in securities:
At identified cost                   $21,785,655      $55,271,895          $6,217,678       $39,532,135     $20,755,669
                                     ===========      ===========          ==========       ===========     ===========
At value (Note 1A)                   $24,087,389      $61,287,354          $6,706,288       $43,533,781     $23,049,044
Cash                                     145,680            6,765              19,257            40,342          69,058
Receivables:
Interest                                 424,192        1,300,043             114,735           604,669         480,555
Shares sold                               34,046            8,242              53,850            73,583           5,429
                                     -----------      -----------          ----------       -----------     -----------
Total Assets                          24,691,307       62,602,404           6,894,130        44,252,375      23,604,086
                                     -----------      -----------          ----------       -----------     -----------
Liabilities
Payables:
Investment securities purchased          978,725          988,665                  --                --
Distributions payable                     43,598          178,158              10,668           230,721          40,275
Shares redeemed                           16,500          129,389                  --            32,146          21,156
Accrued advisory fees                      9,767           30,611               1,092            18,305           9,738
Accrued expenses                           7,372           22,093                  13             8,996           6,925
                                     -----------      -----------          ----------       -----------     -----------
Total Liabilities                      1,055,962        1,348,916              11,773           290,168          78,094
                                     -----------      -----------          ----------       -----------     -----------
Net Assets                           $23,635,345      $61,253,488          $6,882,357       $43,962,207     $23,525,992
                                     ===========      ===========          ==========       ===========     ===========
Net Assets Consist of:
Capital paid in                      $21,333,444      $55,230,803          $6,489,888       $39,958,184     $21,230,426
Undistributed net investment income          167            7,226                 308             2,377           2,191
Accumulated net realized loss
on investments                                --               --             (96,449)               --              --
Net unrealized appreciation
in value of investments                2,301,734        6,015,459             488,610         4,001,646       2,293,375
                                     -----------      -----------          ----------       -----------     -----------
Total                                $23,635,345      $61,253,488          $6,882,357       $43,962,207     $23,525,992
                                     ===========      ===========          ==========       ===========     ===========
Net Assets:
Class A                              $22,851,852      $59,242,864          $6,697,250       $42,222,933     $22,136,443
Class B                              $   783,493      $ 2,010,624          $  185,107       $ 1,739,274     $ 1,389,549
Shares outstanding (Note 2):
Class A                                1,873,547        4,452,814             528,806         3,179,262       1,673,933
Class B                                   64,261          151,379              14,622           131,068         105,173
Net asset value and redemption
price per share--Class A                  $12.20           $13.30              $12.66            $13.28          $13.22
                                          ======           ======              ======            ======          ======
Maximum offering price per
share--Class A*                           $13.01           $14.19              $13.50            $14.17          $14.10
                                          ======           ======              ======            ======          ======
Net asset value and offering price
per share--Class B (Note 2)               $12.19           $13.28              $12.66            $13.27          $13.21
                                          ======           ======              ======            ======          ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Operations
Six Months Ended December 31, 1997

-------------------------   ------------------    ----------------------------------------------------------------
                            FIRST INVESTORS                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      ----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    ----------------------------------------------------------------

Investment Income
Interest income                  $12,022,802       $  944,693        $1,327,161      $183,761           $  640,034
                                 -----------       ----------        ----------      --------           ----------
Expenses (Notes 1 and 5):
Advisory fees                      1,494,704          127,040           180,696        25,361               87,165
Distribution plan expenses
--Class A                            588,895           30,411            46,863         6,381               20,444
Distribution plan expenses
--Class B                             29,953           17,334             6,614         1,908               13,994
Shareholder servicing costs          164,607           17,467            18,102         4,237               11,715
Professional fees                     46,797            9,660            10,657         5,506                8,274
Custodian fees                        18,402            3,234             3,957           876                2,614
Reports to shareholders               38,397            2,324             2,390           410                1,172
Bond insurance premiums               28,465            3,032                --           138                2,442
Other expenses                        56,148            5,070             8,510         2,474                2,507
                                 -----------       ----------        ----------      --------           ----------
Total expenses                     2,466,368          215,572           277,789        47,291              150,327
Less: Expenses waived or assumed     (99,647)         (62,971)          (75,857)      (31,376)             (78,862)
Custodian fees paid indirectly       (13,283)          (3,234)           (3,957)         (866)              (2,189)
                                 -----------       ----------        ----------      --------           ----------
Expenses--net                      2,353,438          149,367           197,975        15,049               69,276
                                 -----------       ----------        ----------      --------           ----------
Net investment income              9,669,364          795,326         1,129,186       168,712              570,758
                                 -----------       ----------        ----------      --------           ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments     999,973           50,520            67,791        30,180               42,900
Net unrealized appreciation
of investments                     4,334,404          584,046           918,984       119,243              452,934
                                 -----------       ----------        ----------      --------           ----------
Net gain on investments            5,334,377          634,566           986,775       149,423              495,834
                                 -----------       ----------        ----------      --------           ----------
Net Increase in Net Assets
Resulting from Operations        $15,003,741       $1,429,892        $2,115,961      $318,135           $1,066,592
                                 ===========       ==========        ==========      ========           ==========



Statement of Operations (Continued)

-----------------------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                                                      NORTH
                                 MASSACHUSETTS     NEW JERSEY       CAROLINA     PENNSYLVANIA        VIRGINIA
-----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                    $1,346,062      $3,490,649       $325,628       $2,485,769        $1,251,923
                                   ----------      ----------       --------       ----------        ----------
Expenses (Notes 1 and 5):
Advisory fees                         173,659         453,656         46,342          330,424           168,175
Distribution plan expenses
--Class A                              45,042         117,517         12,101           85,681            42,401
Distribution plan expenses
--Class B                               6,339          17,297          1,282           12,159            12,227
Shareholder servicing costs            22,584          43,270          6,607           31,722            22,411
Professional fees                      12,057          25,692          6,857           10,773            11,294
Custodian fees                          4,019           7,765          1,527            9,185             3,849
Reports to shareholders                 3,433           5,968            682            4,394             3,123
Bond insurance premiums                   700           2,000            510            1,498             2,561
Other expenses                          7,612          19,302          2,532           12,232             7,075
                                   ----------      ----------       --------       ----------        ----------
Total expenses                        275,445         692,467         78,440          498,068           273,116
Less: Expenses waived or assumed      (81,986)        (90,731)       (51,264)        (110,141)          (80,537)
Custodian fees paid indirectly         (3,152)         (6,003)        (1,431)          (4,297)           (3,435)
                                   ----------      ----------       --------       ----------        ----------
Expenses--net                         190,307         595,733         25,745          383,630           189,144
                                   ----------      ----------       --------       ----------        ----------
Net investment income               1,155,755       2,894,916        299,883        2,102,139         1,062,779
                                   ----------      ----------       --------       ----------        ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments      140,093         538,959         14,963          499,152            55,541
Net unrealized appreciation
of investments                        551,435       1,458,613        254,334        1,260,229           841,380
                                   ----------      ----------       --------       ----------        ----------
Net gain on investments               691,528       1,997,572        269,297        1,759,381           896,921
                                   ----------      ----------       --------       ----------        ----------
Net Increase in Net Assets
Resulting from Operations          $1,847,283      $4,892,488       $569,180       $3,861,520        $1,959,700
                                   ==========      ==========       ========       ==========        ==========

See notes to financial statements





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                                                     FIRST INVESTORS MULTI-STATE
                                                              FIRST INVESTORS            INSURED TAX FREE FUND
                                                              NEW YORK INSURED       ---------------------------
                                                             TAX FREE FUND, INC.              CONNECTICUT
                                                          -------------------------- ---------------------------
Year Ended December 31                                           1997          1996           1997         1996
-------------------------------------------------------   -------------------------- ---------------------------

Increase (Decrease) in Net
Assets From Operations
Net investment income                                     $  9,669,364  $ 10,253,917    $   795,326  $   813,628
Net realized gain (loss) on investments                        999,973     1,289,959         50,520       49,894
Net unrealized appreciation (depreciation)
of investments                                               4,334,404    (5,797,415)       584,046     (341,867)
                                                          ------------  ------------    -----------  -----------
Net increase in net assets resulting from operations        15,003,741     5,746,461      1,429,892      521,655
                                                          ------------  ------------    -----------  -----------
Distributions to Shareholders
Net investment income--Class A                              (9,533,619)  (10,188,583)      (727,487)    (763,323)
Net investment income--Class B                                (124,703)      (81,519)       (69,611)     (47,896)
Net realized gains--Class A                                   (991,578)   (1,270,477)            --           --
Net realized gains--Class B                                    (18,325)      (14,025)            --           --
                                                          ------------  ------------    -----------  -----------
Total distributions                                        (10,668,225)  (11,554,604)      (797,098)    (811,219)
                                                          ------------  ------------    -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                    8,821,313    14,929,752      3,345,337    1,791,879
Value of distributions reinvested                            7,725,167     8,479,739        577,348      591,466
Cost of shares redeemed                                    (29,029,473)  (29,403,688)    (3,536,484)  (3,622,967)
                                                          ------------  ------------    -----------  -----------
                                                           (12,482,993)   (5,994,197)       386,201   (1,239,622)
                                                          ------------  ------------    -----------  -----------
Class B:
Proceeds from shares sold                                    1,309,248     1,324,681      1,650,444      870,165
Value of distributions reinvested                               85,393        43,157         60,562       44,644
Cost of shares redeemed                                       (109,219)     (242,836)      (396,030)    (259,832)
                                                          ------------  ------------    -----------  -----------
                                                             1,285,422     1,125,002      1,314,976      654,977
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) from share transactions            (11,197,571)   (4,869,195)     1,701,177     (584,645)
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in net assets                       (6,862,055)  (10,677,338)     2,333,971     (874,209)
Net Assets
Beginning of year                                          205,737,715   216,415,053     16,708,066   17,582,275
                                                          ------------  ------------    -----------  -----------
End of year +                                             $198,875,660  $205,737,715    $19,042,037  $16,708,066
                                                          ============  ============    ===========  ===========
+Includes undistributed net investment income of          $     15,802  $      4,760    $     1,540  $     3,312
                                                          ============  ============    ===========  ===========
(a)Shares Issued and Redeemed
Class A:
Sold                                                           605,875     1,025,758        261,160      142,380
Issued for distributions reinvested                            528,609       582,469         44,937       46,920
Redeemed                                                    (1,993,188)   (2,024,730)      (276,898)    (288,759)
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                   (858,704)     (416,503)        29,199      (99,459)
                                                          ============  ============    ===========  ===========
Class B:
Sold                                                            89,912        90,689        127,371       69,093
Issued for distributions reinvested                              5,830         2,968          4,708        3,543
Redeemed                                                        (7,506)      (16,810)       (30,991)     (20,572)
                                                          ------------  ------------    -----------  -----------
Net increase in Class B shares outstanding                      88,236        76,847        101,088       52,064
                                                          ============  ============    ===========  ===========



Statement of Changes in Net Assets (Continued)
-----------------------------------------------------     ------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------
                                                                    FLORIDA                     GEORGIA
                                                          --------------------------    ------------------------
Year Ended December 31                                            1997          1996           1997         1996
-----------------------------------------------------     ------------------------------------------------------

Increase (Decrease) in Net Assets From Operations
Net investment income                                     $  1,129,186  $  1,094,996    $   168,712  $   172,346
Net realized gain (loss) on investments                         67,791        74,824         30,180       (3,567)
Net unrealized appreciation (depreciation)
of investments                                                 918,984      (389,084)       119,243      (35,533)
                                                          ------------  ------------    -----------  -----------
Net increase in net assets resulting from operations         2,115,961       780,736        318,135      133,246
                                                          ------------  ------------    -----------  -----------

Distributions to Shareholders
Net investment income--Class A                              (1,103,241)   (1,080,032)      (160,266)    (168,808)
Net investment income--Class B                                 (25,765)      (17,788)        (8,102)      (5,554)
Net realized gains--Class A                                    (64,428)           --             --           --
Net realized gains--Class B                                     (2,262)           --             --           --
                                                          ------------  ------------    -----------  -----------
Total distributions                                         (1,195,696)   (1,097,820)      (168,368)    (174,362)
                                                          ------------  ------------    -----------  -----------

Share Transactions (a)
Class A:
Proceeds from shares sold                                    3,953,847     4,886,609        311,222      708,947
Value of distributions reinvested                              639,331       527,296        121,894      130,926
Cost of shares redeemed                                     (4,945,111)   (4,030,124)      (691,067)    (577,642)
                                                          ------------  ------------    -----------  -----------
                                                              (351,933)    1,383,781       (257,951)     262,231
                                                          ------------  ------------    -----------  -----------
Class B:
Proceeds from shares sold                                      383,014       270,535         46,095       53,815
Value of distributions reinvested                               19,073        11,860          8,065        5,551
Cost of shares redeemed                                       (141,095)      (29,524)       (11,387)      (5,516)
                                                          ------------  ------------    -----------  -----------
                                                               260,992       252,871         42,773       53,850
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) from share transactions                (90,941)    1,636,652       (215,178)     316,081
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in net assets                          829,324     1,319,568        (65,411)     274,965

Net Assets
Beginning of year                                           23,847,415    22,527,847      3,419,694    3,144,729
                                                          ------------  ------------    -----------  -----------

End of year +                                             $ 24,676,739  $ 23,847,415    $ 3,354,283  $ 3,419,694
                                                          ============  ============    ===========  ===========
+ Includes undistributed net investment income of         $      2,227  $      2,047    $       344  $        --
                                                          ============  ============    ===========  ===========

(a) Shares Issued and Redeemed
Class A:
Sold                                                           297,950       376,905         24,835       57,305
Issued for distributions                                        48,100        40,598          9,603       10,551
Redeemed                                                      (373,839)     (309,903)       (54,774)     (46,987)
                                                          ------------  ------------    -----------  -----------

Net increase (decrease) in Class A shares
outstanding                                                    (27,789)      107,600        (20,336)      20,869
                                                          ============  ============    ===========  ===========

Class B:
Sold                                                            28,887        20,824          3,668        4,383
Issued for distributions reinvested                              1,432           913            635          447
Redeemed                                                       (10,782)       (2,299)          (895)        (449)
                                                          ------------  ------------    -----------  -----------

Net increase in Class B shares outstanding                      19,537        19,438          3,408        4,381
                                                          ============  ============    ===========  ===========


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------     --------------------------------------------------------
                                                              FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          --------------------------------------------------------
                                                                   MARYLAND                     MASSACHUSETTS
                                                          --------------------------    --------------------------
Year Ended December 31                                            1997          1996           1997          1996
-----------------------------------------------------     --------------------------    --------------------------

Increase (Decrease) in Net Assets From Operations
Net investment income                                     $    570,758  $    505,439     $ 1,155,755   $ 1,172,357
Net realized gain (loss) on investments                         42,900       (12,765)        140,093        85,294
Net unrealized appreciation (depreciation)
of investments                                                 452,934      (142,574)        551,435      (573,806)
                                                          ------------  ------------    ------------  ------------
Net increase in net assets resulting from operations         1,066,592       350,100       1,847,283      683,845
                                                          ------------  ------------    ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                (511,125)     (471,931)     (1,133,213)   (1,153,025)
Net investment income--Class B                                 (58,525)      (37,153)        (26,803)      (16,672)
Net realized gains--Class A                                         --            --        (137,168)      (83,372)
Net realized gains--Class B                                         --            --          (4,721)       (1,922)
                                                          ------------  ------------    ------------  ------------
Total distributions                                            (569,650)    (509,084)     (1,301,905)   (1,254,991)
                                                          ------------  ------------    ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                    1,369,331     2,371,706       2,739,539     2,511,826
Value of distributions reinvested                              315,673       318,426         983,401       944,356
Cost of shares redeemed                                     (1,531,338)   (1,084,280)     (3,944,233)   (3,529,036)
                                                          ------------  ------------    ------------  ------------
                                                                153,666    1,605,852        (221,293)      (72,854)
                                                          ------------  ------------    ------------  ------------
Class B:
Proceeds from shares sold                                      755,812       605,384         242,414       202,279
Value of distributions reinvested                               33,277        27,636          24,880        16,060
Cost of shares redeemed                                        (90,836)      (29,524)        (18,083)       (6,000)
                                                          ------------  ------------    ------------  ------------
                                                               698,253       603,496         249,211       212,339
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) from share transactions                851,919     2,209,348          27,918       139,485
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in net assets                        1,348,861     2,050,364         573,296      (431,661)
Net Assets
Beginning of year                                           11,138,643     9,088,279      23,062,049    23,493,710
                                                          ------------  ------------    ------------  ------------
End of year +                                             $ 12,487,504  $ 11,138,643    $ 23,635,345  $ 23,062,049
                                                          ============  ============    ============  ============
+ Includes undistributed net investment income of         $      1,108  $         --    $        167  $      4,428
                                                          ============  ============    ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                           105,429       185,393         228,885       211,581
Issued for distributions                                        24,226        24,934          81,842        79,444
Redeemed                                                      (118,217)      (85,125)       (328,701)     (296,546)
                                                          ------------  ------------    ------------  ------------

Net increase (decrease) in Class A shares
outstanding                                                     11,438      125,202       (17,974)          (5,521)
                                                          ============  ============    ============  ============

Class B:
Sold                                                            57,852        47,217          20,137        17,031
Issued for distributions reinvested                              2,552         2,165           2,069         1,352
Redeemed                                                        (6,964)       (2,293)         (1,506)         (510)
                                                          ------------  ------------    ------------  ------------

Net increase in Class B shares outstanding                      53,440        47,089          20,700        17,873
                                                          ============  ============    ============  ============




Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          -------------------------------------------------------
                                                                  NEW JERSEY                  NORTH CAROLINA
                                                          ---------------------------   --------------------------
Year Ended December 31                                             1997         1996           1997          1996
-------------------------------------------------------   ---------------------------   --------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                                        $ 2,894,916  $ 2,916,680     $  299,883    $  271,024
Net realized gain (loss) on investments                          538,959       70,669         14,963       (23,116
Net unrealized appreciation (depreciation)
of investments                                                 1,458,613   (1,196,743)       254,334       (34,400)
                                                             -----------  -----------   ------------  ------------
Net increase in net assets resulting from operations           4,892,488    1,790,606        569,180       213,508
                                                             -----------  -----------   ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                (2,820,992)  (2,869,228)      (294,736)     (266,604)
Net investment income--Class B                                   (70,065)     (49,644)        (5,281)       (4,745)
Net realized gains--Class A                                     (521,354)     (68,924)            --            --
Net realized gains--Class B                                      (17,683)      (1,745)            --            --
                                                             -----------  -----------   ------------  ------------
Total distributions                                           (3,430,094)  (2,989,541)      (300,017)     (271,349)
                                                             -----------  -----------   ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                      5,185,860    5,754,747      1,277,363     1,421,600
Value of distributions reinvested                              2,163,582    1,964,745        189,740       171,717
Cost of shares redeemed                                       (8,349,542)  (6,865,273)      (855,438)     (697,053)
                                                             -----------  -----------   ------------  ------------
                                                              (1,000,100)     854,219        611,665       896,264
                                                             -----------  -----------   ------------  ------------

Class B:
Proceeds from shares sold                                        514,175      662,997        125,284        61,061
Value of distributions reinvested                                 68,543       34,559          3,236         2,715
Cost of shares redeemed                                         (216,809)     (37,693)       (83,078)       (5,871)
                                                             -----------  -----------   ------------  ------------
                                                                 365,909      659,863         45,442        57,905
                                                             -----------  -----------   ------------  ------------

Net increase (decrease) from share transactions                 (634,191)   1,514,082        657,107       954,169
                                                             -----------  -----------   ------------  ------------
Net increase (decrease) in net assets                            828,203      315,147        926,270       896,328

Net Assets
Beginning of year                                             60,425,285   60,110,138      5,956,087     5,059,759
                                                             -----------  -----------   ------------  ------------
End of year+                                                 $61,253,488  $60,425,285   $  6,882,357  $  5,956,087
                                                             ===========  ===========   ============  ============
+ Includes undistributed net investment income of            $     7,226  $     3,367   $        308  $        442
                                                             ===========  ===========   ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                             397,509      444,851        103,107       118,028
Issued for distributions reinvested                              164,789      152,014         15,450        14,318
Redeemed                                                        (638,130)    (532,184)       (69,558)      (58,047)
                                                             -----------  -----------   ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                      (75,832)      64,681         48,999        74,299
                                                             ===========  ===========   ============  ============

Class B:
Sold                                                              39,138       51,533         10,154        5,163
Issued for distributions reinvested                                5,219        2,676            264          227
Redeemed                                                         (16,522)      (2,937)        (6,823)        (495)
                                                             -----------  -----------   ------------  -----------
Net increase in Class B shares outstanding                        27,835       51,272          3,595        4,895
                                                             ===========  ===========   ============  ===========



Statement of Changes in Net Assets (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          ---------------------------------------------------------
                                                                   PENNSYLVANIA                    VIRGINIA
                                                          ----------------------------    --------------------------
Year Ended December 31                                              1997          1996            1997          1996
-------------------------------------------------------   ----------------------------    --------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                                         $ 2,102,139  $ 1,999,437    $  1,062,779  $  1,163,876
Net realized gain (loss) on investments                           499,152       92,636          55,541       116,236
Net unrealized appreciation (depreciation)
of investments                                                  1,260,229     (641,156)        841,380      (619,607)
                                                              -----------  -----------    ------------  ------------
Net increase in net assets resulting from operations            3,861,520    1,450,917       1,959,700       660,505
                                                              -----------  -----------    ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                 (2,053,887)  (1,992,199)     (1,017,300)   (1,113,699)
Net investment income--Class B                                    (48,614)     (22,090)        (49,137)      (46,545)
Net realized gains--Class A                                      (481,910)     (90,955)        (53,373)     (110,130)
Net realized gains--Class B                                       (19,807)      (1,681)         (3,353)       (6,106)
                                                              -----------  -----------    ------------  ------------

Total distributions                                            (2,604,218)  (2,106,925)     (1,123,163)   (1,276,480)
                                                              -----------  -----------    ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                       4,830,698    6,171,576       1,989,565     2,536,360
Value of distributions reinvested                               1,549,699    1,238,624         717,022       803,597
Cost of shares redeemed                                        (7,614,846)  (4,511,225)     (2,405,825)   (6,898,896)
                                                              -----------  -----------    ------------  ------------
                                                              (1,234,449)    2,898,975         300,762    (3,558,939)
                                                              -----------  -----------    ------------  ------------

Class B:
Proceeds from shares sold                                         965,794      553,480         372,554       596,169
Value of distributions reinvested                                  48,384       18,267          30,964        39,343
Cost of shares redeemed                                           (83,930)     (32,601)       (227,855)     (431,254)
                                                              -----------  -----------    ------------  ------------
                                                                  930,248      539,146         175,663       204,258
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) from share transactions                  (304,201)   3,438,121         476,425    (3,354,681)
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) in net assets                             953,101    2,782,113       1,312,962    (3,970,656)

Net Assets
Beginning of year                                              43,009,106   40,226,993      22,213,030    26,183,686
                                                              -----------  -----------    ------------  ------------
End of year+                                                  $43,962,207  $43,009,106    $ 23,525,992  $ 22,213,030
                                                              ===========  ===========    ============  ============
+ Includes undistributed net investment income of             $     2,377  $     2,739    $      2,191  $      5,849
                                                              ===========  ===========    ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                              373,121      482,260         155,283      199,610
Issued for distributions reinvested                               118,522       96,567          55,601       63,260
Redeemed                                                         (582,302)    (352,480)       (187,941)    (548,735)
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                       (90,659)     226,347          22,943      (285,865)
                                                              ===========  ===========    ============  ============

Class B:
Sold                                                              73,391       42,789           29,002        46,713
Issued for distributions reinvested                                3,687        1,424            2,405         3,098
Redeemed                                                          (6,492)      (2,514)         (17,762)      (34,525)
                                                             -----------  -----------     ------------  ------------
Net increase in Class B shares outstanding                        70,586       41,699           13,645        15,286
                                                             ===========  ===========     ============  ============

See notes to financial statements



Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured")(collectively, "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. New York Insured consists of a single investment series and Multi-State Insured consists of seventeen separate investment series. This report relates to New York Insured and the nine Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 1997, Funds having capital loss carryovers were as follows:

                                       Year Capital Loss
                                       Carryovers Expire
                         -------------------------------------------
MULTI-STATE INSURED           Total       2002       2003       2004
---------------------      --------   --------   --------   --------
CONNECTICUT Fund           $140,350   $140,350    $    --    $    --
GEORGIA Fund                 11,215         --      7,648      3,567
MARYLAND Fund                79,017     66,252         --     12,765
NORTH CAROLINA Fund          96,449     53,037     20,296     23,116

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October capital losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' custodian has provided credits for the New York Insured and the nine Funds of Multi-State Insured included in this report of $13,283, and $28,564, respectively, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the year ended December 31, 1997, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:


                                 Cost         Proceeds
                                   of               of
                            Purchases            Sales
                       --------------     ------------
NEW YORK INSURED         $ 46,794,858     $ 62,815,019

MULTI-STATE INSURED
-------------------
CONNECTICUT Fund            4,085,957        2,373,206
FLORIDA Fund                4,479,534        4,962,042
GEORGIA Fund                  702,476          923,602
MARYLAND Fund               4,946,013        3,984,406
MASSACHUSETTS Fund          6,850,543        6,318,425
NEW JERSEY Fund            13,021,296       13,892,413
NORTH CAROLINA Fund         2,466,002        1,809,761
PENNSYLVANIA Fund          15,776,584       16,356,165
VIRGINIA Fund               2,564,724        2,169,262

At December 31, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                     Gross         Gross           Net
                  Aggregate     Unrealized    Unrealized    Unrealized
                       Cost   Appreciation  Depreciation  Appreciation
               ------------   ------------  ------------  ------------
NEW YORK
INSURED        $177,947,825    $17,190,700    $       --   $17,190,700

MULTI-STATE
INSURED
-----------
CONNECTICUT
Fund             17,092,661      1,734,739            --     1,734,739
FLORIDA
Fund             21,613,647      2,586,739            --     2,586,739
GEORGIA
Fund              2,933,044        339,650            --       339,650
MARYLAND
Fund             11,187,064      1,055,974            --     1,055,974
MASSACHUSETTS
Fund             21,785,655      2,301,734            --     2,301,734
NEW JERSEY
Fund             55,271,895      6,015,459            --     6,015,459
NORTH CAROLINA
Fund              6,217,678        488,610            --       488,610
PENNSYLVANIA
Fund             39,532,135      4,001,646            --     4,001,646
VIRGINIA
Fund             20,755,669      2,293,375            --     2,293,375

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors/trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) was paid by FIMCO or FIC. Effective January 1, 1998, independent directors/trustees will be remunerated by the Funds.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by
 .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1997, advisory fees of New York Insured amounted to $1,494,704, of which $99,647 was waived. For the same period, advisory fees for the nine Funds of Multi-State Insured included in this report amounted to $1,592,518, of which $522,277 was waived; other expenses in the amount of $141,448 were assumed by FIMCO.

For the year ended December 31, 1997, FIC, as underwriter, received $226,611 in commissions on sales of shares of New York Insured, after allowing $27,388 to other dealers, and $613,321 in commissions on sales of shares of the nine Funds of Multi-State Insured included in this report, after allowing $184,393 to other dealers. Shareholder servicing costs of New York Insured and the nine Funds of Multi-State Insured consisted of $143,803, and $130,734, respectively, in transfer agent fees and out of pocket expenses accrued to ADM.

Pursuant to Distribution Plans adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.




This page left blank intentionally.



Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                  $14.72       $.809       $  .608       $ 1.417      $.820         $.137
1994                                   15.18        .758        (1.510)        (.752)      .768            --
1995                                   13.66        .738         1.331         2.069       .740          .059
1996                                   14.93        .719         (.298)         .421       .720          .091
1997                                   14.54        .709          .395         1.104       .708          .076
Class B
1/12/95* to 12/31/95                   13.76        .616         1.232         1.848       .619          .059
1996                                   14.93        .617         (.306)         .311       .620          .091
1997                                   14.53        .608          .406         1.014       .608          .076
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  $12.05       $.615       $ 1.053        $1.668      $.625         $.043
1994                                   13.05        .609        (1.480)        (.871)      .609            --
1995                                   11.57        .617         1.333         1.950       .620            --
1996                                   12.90        .619         (.202)         .417       .617            --
1997                                   12.70        .613          .471         1.084       .614            --
Class B
1/12/95* to 12/31/95                   11.67        .512         1.242         1.754       .524            --
1996                                   12.90        .522         (.204)         .318       .518            --
1997                                   12.70        .516          .470          .986       .516            --
FLORIDA FUND
Class A
1993                                  $12.21       $.664       $ 1.032        $1.696      $.671         $.095
1994                                   13.14        .642        (1.346)        (.704)      .646            --
1995                                   11.79        .640         1.527         2.167       .647            --
1996                                   13.31        .623         (.198)         .425       .625            --
1997                                   13.11        .624          .547         1.171       .624          .037
Class B
1/12/95* to 12/31/95                   11.87        .529         1.460         1.989       .549            --
1996                                   13.31        .530         (.204)         .326       .526            --
1997                                   13.11        .531          .552         1.083       .526          .037



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------


FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                  $.957        $15.18        9.82        $211,967         1.27          5.35
1994                                   .768         13.66       (5.03)        193,916         1.28          5.30
1995                                   .799         14.93       15.45         215,259         1.23          5.10
1996                                   .811         14.54        2.95         203,496         1.23          4.93
1997                                   .784         14.86        7.82         195,273         1.17          4.86
Class B
1/12/95* to 12/31/95                   .678         14.93       13.66           1,156         2.00+         4.34+
1996                                   .711         14.53        2.18           2,242         1.93          4.23
1997                                   .684         14.86        7.16           3,602         1.87          4.16
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  $.668        $13.05       14.10        $ 17,202          .80          4.83
1994                                   .609         11.57       (6.75)         14,848          .87          5.01
1995                                   .620         12.90       17.18          16,725          .85          4.98
1996                                   .617         12.70        3.37          15,203          .81          4.92
1997                                   .614         13.17        8.77          16,151          .80          4.78
Class B
1/12/95* to 12/31/95                   .524         12.90       15.28            8.57         1.71+         4.12+
1996                                   .518         12.70        2.57           1,505         1.61          4.12
1997                                   .516         13.17        7.95           2,891         1.60          3.98
FLORIDA FUND
Class A
1993                                  $.766        $13.14       14.19        $ 21,397          .45          5.20
1994                                   .646         11.79       (5.39)         19,765          .62          5.24
1995                                   .647         13.31       18.77          22,229          .75          5.05
1996                                   .625         13.11        3.34          23,299          .83          4.80
1997                                   .661         13.62        9.18          23,840          .80          4.71
Class B
1/12/95* to 12/31/95                   .549         13.31       17.06             299         1.68+         4.12+
1996                                   .526         13.11        2.56             549         1.62          4.01
1997                                   .563         13.63        8.38             837         1.60          3.91



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                   N/A          N/A           31
1994                                   N/A          N/A           55
1995                                   N/A          N/A           53
1996                                   N/A          N/A           53
1997                                  1.22         4.81           24
Class B
1/12/95* to 12/31/95                   N/A          N/A           53
1996                                   N/A          N/A           53
1997                                  1.92         4.11           24
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  1.15         4.48           29
1994                                  1.22         4.66           63
1995                                  1.20         4.63           26
1996                                  1.23         4.50           15
1997                                  1.17         4.41           14
Class B
1/12/95* to 12/31/95                  2.07+        3.76+          26
1996                                  2.02         3.71           15
1997                                  1.97         3.61           14
FLORIDA FUND
Class A
1993                                  1.10         4.55           53
1994                                  1.19         4.67           98
1995                                  1.15         4.65           68
1996                                  1.16         4.47           55
1997                                  1.11         4.40           19
Class B
1/12/95* to 12/31/95                  2.09+        3.70+          68
1996                                  1.95         3.68           55
1997                                  1.91         3.60           19



Financial Highlights (Continued)
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                               $11.42         $.603         $ 1.091       $1.694       $.619        $.005
1994                                12.49          .584          (1.165)       (.581)       .579           --
1995                                11.33          .653           1.387        2.040        .650           --
1996                                12.72          .639           (.161)        .478        .648           --
1997                                12.55          .639            .578        1.217        .637           --
Class B
1/12/95* to 12/31/95                11.42          .529           1.303        1.832        .542           --
1996                                12.71          .563           (.183)        .380        .550           --
1997                                12.54          .524            .584        1.108        .538           --
MARYLAND FUND
Class A
1993                               $12.11         $.653         $ 1.083       $1.736       $.660        $.036
1994                                13.15          .644          (1.373)       (.729)       .651           --
1995                                11.77          .668           1.348        2.016        .666           --
1996                                13.12          .650           (.235)        .415        .655           --
1997                                12.88          .652            .549        1.201        .651           --
Class B
1/12/95* to 12/31/95                11.85          .561           1.279        1.840        .570           --
1996                                13.12          .555           (.249)        .306        .556           --
1997                                12.87          .551            .556        1.107        .547           --
MASSACHUSETTS FUND
Class A
1993                               $11.71         $.653         $  .716       $1.369       $.660        $.139
1994                                12.28          .627          (1.267)       (.640)       .630           --
1995                                11.01          .612           1.227        1.839        .613         .016
1996                                12.22          .603           (.256)        .347        .602         .045
1997                                11.92          .601            .356         .957        .603         .074
Class B
1/12/95* to 12/31/95                11.09          .508           1.155        1.663        .527         .016
1996                                12.21          .514           (.263)        .251        .506         .045
1997                                11.91          .508            .353         .861        .507         .074



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                               $.624          $12.49         15.16        $ 1,469        .13          4.96
1994                                .579           11.33         (4.69)         2,065        .20          4.99
1995                                .650           12.72         18.40          3,047        .20          5.41
1996                                .648           12.55          3.94          3,269        .38          5.17
1997                                .637           13.13         10.00          3,152        .40          5.03
Class B
1/12/95* to 12/31/95                .542           12.71         16.34             97       1.00+         4.61+
1996                                .550           12.54          3.13            151       1.19          4.36
1997                                .538           13.11          9.07            203       1.20          4.23
MARYLAND FUND
Class A
1993                               $.696          $13.15         14.62        $ 6,643        .45          5.16
1994                                .651           11.77         (5.59)         6,904        .45          5.27
1995                                .666           13.12         17.50          8,666        .48          5.32
1996                                .655           12.88          3.33         10,118        .51          5.10
1997                                .651           13.43          9.59         10,705        .50          5.01
Class B
1/12/95* to 12/31/95                .570           13.12         15.82            423       1.38+         4.42+
1996                                .556           12.87          2.45          1,021       1.31          4.30
1997                                .547           13.43          8.81          1,782       1.30          4.21
MASSACHUSETTS FUND
Class A
1993                               $.799          $12.28         11.93        $23,653        .90          5.37
1994                                .630           11.01         (5.30)        20,838        .95          5.45
1995                                .629           12.22         17.07         23,180        .90          5.22
1996                                .647           11.92          2.99         22,543        .86          5.08
1997                                .677           12.20          8.27         22,852        .80          5.01
Class B
1/12/95* to 12/31/95                .543           12.21         15.28            314       1.76+         4.36+
1996                                .551           11.91          2.16            519       1.66          4.28
1997                                .581           12.19          7.41            783       1.60          4.21



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                       RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                                  1.84         3.24          50
1994                                  1.93         3.26          78
1995                                  1.42         4.20          45
1996                                  1.44         4.11          37
1997                                  1.33         4.10          21
Class B
1/12/95* to 12/31/95                  2.22+        3.40+         45
1996                                  2.25         3.30          37
1997                                  2.13         3.30          21
MARYLAND FUND
Class A
1993                                  1.28         4.33          50
1994                                  1.34         4.37          44
1995                                  1.24         4.55          49
1996                                  1.24         4.37          13
1997                                  1.18         4.33          35
Class B
1/12/95* to 12/31/95                  2.19+        3.61+         49
1996                                  2.05         3.57          13
1997                                  1.98         3.53          35
MASSACHUSETTS FUND
Class A
1993                                  1.15         5.12          32
1994                                  1.20         5.20          64
1995                                  1.15         4.97          40
1996                                  1.18         4.76          45
1997                                  1.15         4.66          28
Class B
1/12/95* to 12/31/95                  2.01+        4.10+         40
1996                                  1.98         3.96          45
1997                                  1.95         3.86          28

*  Date Class B shares first offered
** Calculated without sales charges
+  Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                $12.67        $.680         $  .947      $ 1.627       $.684       $.103
1994                                 13.51         .659          (1.448)       (.789)       .661          --
1995                                 12.06         .648           1.291        1.939        .652        .097
1996                                 13.25         .636           (.245)        .391        .636        .015
1997                                 12.99         .630            .427        1.057        .629        .118
Class B
1/12/95* to 12/31/95                 12.14         .526           1.199        1.725        .528        .097
1996                                 13.24         .533           (.253)        .280        .535        .015
1997                                 12.97         .525            .433         .958        .530        .118
NORTH CAROLINA FUND
Class A
1993                                $11.37        $.595         $  .962       $1.557       $.604       $.043
1994                                 12.28         .594          (1.380)       (.786)       .594          --
1995                                 10.90         .608           1.391        1.999        .609          --
1996                                 12.29         .590           (.159)        .431        .591          --
1997                                 12.13         .597            .530        1.127        .597          --
Class B
1/12/95* to 12/31/95                 10.99         .492           1.307        1.799        .499          --
1996                                 12.29         .496           (.161)        .335        .495          --
1997                                 12.13         .497            .534        1.031        .501          --
PENNSYLVANIA FUND
Class A
1993                                $12.26        $.667         $ 1.048       $1.715       $.663       $.152
1994                                 13.16         .627          (1.447)       (.820)       .630          --
1995                                 11.71         .638           1.463        2.101        .635        .036
1996                                 13.14         .622           (.197)        .425        .627        .028
1997                                 12.91         .624            .523        1.147        .624        .153
Class B
1/12/95* to 12/31/95                 11.81         .539           1.376        1.915        .549        .036
1996                                 13.14         .529           (.201)        .328        .530        .028
1997                                 12.91         .526            .510        1.036        .523        .153



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                 $.787         $13.51       13.09         $64,558        .96          5.12
1994                                  .661          12.06       (5.91)         55,379        .99          5.21
1995                                  .749          13.25       16.41          59,153        .99          5.06
1996                                  .651          12.99        3.09          58,823        .98          4.92
1997                                  .747          13.30        8.36          59,243        .96          4.81
Class B
1/12/95* to 12/31/95                  .625          13.24       14.45             957       1.81+         4.24+
1996                                  .550          12.97        2.22           1,603       1.78          4.12
1997                                  .648          13.28        7.56           2,011       1.76          4.01
NORTH CAROLINA FUND
Class A
1993                                 $.647         $12.28       13.98          $3,883        .13          4.99
1994                                  .594          10.90       (6.45)          3,872        .20          5.22
1995                                  .609          12.29       18.72           4,984        .20          5.18
1996                                  .591          12.13        3.68           5,822        .38          4.94
1997                                  .597          12.66        9.56           6,697        .40          4.87
Class B
1/12/95* to 12/31/95                  .499          12.29       16.65              75       1.00+         4.38+
1996                                  .495          12.13        2.85             134       1.20          4.12
1997                                  .501          12.66        8.71             185       1.20          4.07
PENNSYLVANIA FUND
Class A
1993                                 $.815         $13.16       14.28         $35,514        .79          5.17
1994                                  .630          11.71       (6.31)         33,542        .88          5.11
1995                                  .671          13.14       18.29          39,980        .86          5.07
1996                                  .655          12.91        3.39          42,228        .86          4.86
1997                                  .777          13.28        9.14          42,223        .85          4.79
Class B
1/12/95* to 12/31/95                  .585          13.14       16.49             247       1.72+         4.20+
1996                                  .558          12.91        2.61             781       1.66          4.06
1997                                  .676          13.27        8.23           1,739       1.65          3.99



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                       RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                   1.11         4.97          44
1994                                   1.14         5.06          60
1995                                   1.14         4.91          30
1996                                   1.13         4.77          35
1997                                   1.11         4.66          22
Class B
1/12/95* to 12/31/95                   1.97+        4.08+         30
1996                                   1.93         3.97          35
1997                                   1.91         3.86          22
NORTH CAROLINA FUND
Class A
1993                                   1.28         3.83          32
1994                                   1.44         3.99          61
1995                                   1.36         4.03          76
1996                                   1.31         4.02          43
1997                                   1.23         4.04          30
Class B
1/12/95* to 12/31/95                   2.16+        3.23+         76
1996                                   2.12         3.20          43
1997                                   2.03         3.24          30
PENNSYLVANIA FUND
Class A
1993                                   1.10         4.86          37
1994                                   1.13         4.86          81
1995                                   1.11         4.82          48
1996                                   1.11         4.61          42
1997                                   1.10         4.54          37
Class B
1/12/95* to 12/31/95                   1.98+        3.94+         48
1996                                   1.91         3.81          42
1997                                   1.90         3.74          37

 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                 $12.23       $.636        $  .915       $1.551        $.639         $.082
1994                                  13.06        .611         (1.383)       (.772)        .608            --
1995                                  11.68        .625          1.370        1.995         .629          .036
1996                                  13.01        .626          (.195)        .431         .624          .067
1997                                  12.75        .615           .504        1.119         .617          .032
Class B
1/12/95* to 12/31/95                  11.76        .510          1.286        1.796         .520          .036
1996                                  13.00        .525          (.194)        .331         .524          .067
1997                                  12.74        .513           .505        1.018         .516          .032



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                  $.721        $13.06       12.94        $24,684         .81          4.97
1994                                   .608         11.68       (5.97)        22,325         .85          5.01
1995                                   .665         13.01       17.42         25,193         .81          5.01
1996                                   .691         12.75        3.47         21,047         .79          4.93
1997                                   .649         13.22        9.03         22,136         .80          4.78
Class B
1/12/95* to 12/31/95                   .556         13.00       15.53            991        1.66+         4.16+
1996                                   .591         12.74        2.66          1,166        1.59          4.13
1997                                   .548         13.21        8.19          1,390        1.60          3.98




Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                   RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                   1.16        4.62            39
1994                                   1.20        4.66            55
1995                                   1.16        4.66            34
1996                                   1.20        4.52            30
1997                                   1.16        4.42            10
Class B
1/12/95* to 12/31/95                   2.02+       3.80+           34
1996                                   2.00        3.72            30
1997                                   1.96        3.62            10

 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
January 30, 1998




FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees
--------------------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
--------------------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.